Quarterly Holdings Report
for
Fidelity® SAI International Small Cap Index Fund
January 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SIS-NPRT1-0423
1.9903809.101
Common Stocks - 98.1%
	Shares	Value ($)
Australia - 10.3%
29Metals Ltd.	71,126	99,265
Abacus Property Group unit	107,933	213,878
Accent Group Ltd.	103,057	160,261
Adbri Ltd.	97,577	128,306
AGL Energy Ltd.	181,915	986,575
Allkem Ltd. (a)	155,100	1,439,941
ALS Ltd.	124,026	1,150,709
Altium Ltd.	31,996	885,875
Alumina Ltd.	660,906	735,231
AMP Ltd. (a)	837,291	794,260
Ansell Ltd.	34,252	684,545
APM Human Services International ltd.	74,853	137,677
ARB Corp. Ltd.	20,344	462,256
Arena (REIT) unit	94,353	250,297
Argosy Minerals Ltd. (a)	308,548	140,678
Atlas Arteria Ltd. unit	391,989	1,906,410
Aub Group Ltd.	24,602	412,107
Aussie Broadband Ltd. (a)	48,357	103,151
Austal Ltd.	88,419	103,762
Australian Agricultural Co. Ltd. (a)	54,804	67,030
Australian Clinical Labs Ltd.	32,396	71,120
Australian Ethical Investment Ltd.	21,824	68,266
AVZ Minerals Ltd. (a)(b)	776,046	427,262
Bank of Queensland Ltd.	174,610	863,420
Bapcor Ltd.	90,028	407,144
Beach Energy Ltd.	434,198	466,584
Bega Cheese Ltd.	78,208	215,259
Bellevue Gold Ltd. (a)	266,807	226,377
Bendigo & Adelaide Bank Ltd.	151,463	1,079,691
Blackmores Ltd.	4,468	277,515
Boral Ltd.	103,516	252,921
Boss Energy Ltd. (a)	91,023	167,382
BrainChip Holdings Ltd. (a)	396,368	179,235
Breville Group Ltd.	26,421	425,983
Brickworks Ltd.	20,719	348,963
BWP Trust	127,423	354,456
Calix Ltd. (a)	35,122	138,876
Capricorn Metals Ltd. (a)	75,135	242,224
carsales.com Ltd.	90,405	1,463,679
Centuria Capital Group unit	128,709	171,085
Centuria Industrial REIT	154,107	366,418
Centuria Office REIT unit	106,287	120,669
Chalice Mining Ltd. (a)	91,701	422,750
Challenger Ltd.	156,454	802,103
Champion Iron Ltd.	89,949	457,704
Charter Hall Group unit	128,214	1,262,470
Charter Hall Long Wale REIT unit	166,054	537,388
Charter Hall Retail REIT	139,494	396,135
Charter Hall Social Infrastruc	90,632	223,645
Cleanaway Waste Management Ltd.	595,024	1,152,951
Clinuvel Pharmaceuticals Ltd.	10,728	192,311
Codan Ltd./Australia	26,082	98,486
Collins Foods Ltd.	30,404	173,479
Core Lithium Ltd. (a)(c)	402,382	335,554
Corporate Travel Management Ltd.	33,705	441,711
Costa Group Holdings Ltd.	126,172	262,499
Credit Corp. Group Ltd.	17,033	263,028
Cromwell Property Group unit	386,451	198,562
CSR Ltd.	126,720	474,249
Data#3 Ltd.	39,519	205,344
De Grey Mining Ltd. (a)	322,729	341,994
Deterra Royalties Ltd.	110,294	382,668
Dexus Industria (REIT)	59,137	129,242
Dicker Data Ltd.	16,357	123,470
Domain Holdings Australia Ltd.	70,783	161,940
Dominos Pizza Enterprises Ltd.	16,439	886,195
Downer EDI Ltd.	181,739	486,344
Eagers Automotive Ltd.	40,389	328,495
Eclipx Group Ltd. (a)	76,195	110,059
Elders Ltd.	42,355	291,600
Evolution Mining Ltd.	495,634	1,126,281
EVT Ltd.	30,139	301,190
Firefinch Ltd. (a)(b)	325,521	45,954
Flight Centre Travel Group Ltd. (a)	41,647	465,347
G8 Education Ltd.	201,401	179,136
Gold Road Resources Ltd.	273,551	320,002
GrainCorp Ltd.	61,058	327,845
Grange Resources Ltd.	140,277	101,223
Growthpoint Properties Australia Ltd.	72,411	167,256
GUD Holdings Ltd.	38,138	226,561
GWA Group Ltd.	56,749	87,271
Hansen Technologies Ltd.	42,653	161,163
Harvey Norman Holdings Ltd.	151,138	479,824
Healius Ltd.	153,574	350,355
Helia Group Ltd.	102,096	202,415
Hmc Capital Ltd.	28,124	92,063
HomeCo Daily Needs (REIT) unit	389,978	374,326
HUB24 Ltd.	20,414	380,704
Iluka Resources Ltd.	113,990	877,116
Imdex Ltd.	107,922	191,634
Imugene Ltd. (a)	1,352,801	130,892
Incitec Pivot Ltd.	525,186	1,284,191
Ingenia Communities Group unit	98,940	325,837
Inghams Group Ltd.	100,229	206,055
Insignia Financial Ltd.	165,932	411,934
Integral Diagnostics Ltd.	53,216	120,553
Invocare Ltd.	36,518	298,441
ioneer Ltd. (a)	395,025	121,561
IPH Ltd.	56,010	338,779
Iress Ltd.	47,064	332,127
JB Hi-Fi Ltd.	29,609	1,018,032
Jervois Global Ltd. (a)	446,222	77,729
Johns Lyng Group Ltd.	45,859	191,136
Judo Capital Holdings Ltd. (a)	149,789	141,688
Jumbo Interactive Ltd.	14,631	162,061
Karoon Energy Ltd. (a)	146,648	242,586
Kelsian Group Ltd.	35,619	147,725
Lake Resources NL (a)	337,543	197,935
Leo Lithium Ltd.	241,627	105,403
Lifestyle Communities Ltd.	24,720	344,629
Link Administration Holdings Ltd.	137,768	187,772
Liontown Resources Ltd. (a)(c)	441,576	497,092
Lovisa Holdings Ltd.	15,984	300,238
Lynas Rare Earths Ltd. (a)	243,570	1,630,490
MA Financial Group Ltd.	25,305	89,627
Maas Group Holdings Ltd.	26,313	52,267
Magellan Financial Group Ltd.	37,387	237,666
Magellan Financial Group Ltd. warrants 4/16/27 (a)	5,527	1,041
Mayne Pharma Group Ltd.	19,079	40,854
McMillan Shakespeare Ltd.	18,747	187,691
Megaport Ltd. (a)	40,203	167,214
Mesoblast Ltd. (a)	189,781	128,049
Metcash Ltd.	259,256	768,285
Mincor Resources NL (a)	99,831	107,958
Monadelphous Group Ltd.	24,273	239,239
Mount Gibson Iron Ltd. (a)	149,932	63,733
Nanosonics Ltd. (a)	69,633	240,317
National Storage REIT unit	287,634	473,370
Neometals Ltd. (a)	121,648	73,465
Netwealth Group Ltd.	32,286	307,921
New Hope Corp. Ltd.	135,375	561,049
NEXTDC Ltd. (a)	123,766	874,665
NIB Holdings Ltd.	124,064	691,614
Nick Scali Ltd.	17,611	149,790
Nickel Industries Ltd.	293,179	229,229
Nine Entertainment Co. Holdings Ltd.	386,620	559,374
Novonix Ltd. (a)(c)	78,582	102,840
NRW Holdings Ltd.	117,224	253,053
Nufarm Ltd.	101,707	427,965
Objective Corp. Ltd.	6,899	68,024
Omni Bridgeway Ltd. (a)	68,946	197,936
oOh!media Ltd.	128,790	131,135
Orora Ltd.	226,398	479,043
OZ Minerals Ltd.	90,240	1,787,372
Paladin Energy Ltd. (Australia) (a)	726,418	442,990
Pepper Money Ltd.	51,004	55,950
Perenti Ltd. (a)	165,351	146,917
Perpetual Trustees Australia Ltd.	28,745	520,768
Perseus Mining Ltd. (Australia)	347,364	527,743
PEXA Group Ltd. (a)	46,369	428,114
Pinnacle Investment Management Group Ltd.	32,600	242,874
Platinum Asset Management Ltd.	141,106	215,503
PointsBet Holdings Ltd.	50,635	51,024
PointsBet Holdings Ltd. warrants 7/8/24 (a)(b)	2,964	0
PolyNovo Ltd. (a)	164,038	293,325
Premier Investments Ltd.	23,461	463,924
Pro Medicus Ltd.	12,524	598,130
PWR Holdings Ltd.	20,303	177,307
Qube Holdings Ltd.	452,486	983,921
Ramelius Resources Ltd.	233,550	165,690
Region RE Ltd. unit	310,653	596,111
Regis Resources Ltd.	202,654	308,063
Reliance Worldwide Corp. Ltd.	213,690	535,180
Rural Funds Group unit	104,363	185,084
Sandfire Resources NL	123,932	552,313
Sayona Mining Ltd. (a)(c)	1,808,295	338,225
Select Harvests Ltd.	32,441	91,817
Seven Group Holdings Ltd.	44,098	709,746
Seven West Media Ltd. (a)	251,394	80,418
Sigma Healthcare Ltd.	284,839	128,006
Silver Lake Resources Ltd. (a)	244,173	225,765
Sims Ltd.	43,693	474,416
SiteMinder Ltd. (a)	59,108	157,743
Smartgroup Corp. Ltd.	34,093	136,609
Steadfast Group Ltd.	278,567	1,034,929
Super Retail Group Ltd.	39,874	359,826
Syrah Resources Ltd. (a)	171,742	270,047
Tabcorp Holdings Ltd.	593,350	441,331
Technology One Ltd.	79,140	818,261
Telix Pharmaceuticals Ltd. (a)	59,535	301,478
Temple & Webster Group Ltd. (a)	23,963	97,769
TerraCom Ltd.	152,351	93,303
The Star Entertainment Group Ltd. (a)	245,083	338,180
Tyro Payments Ltd. (a)	105,311	112,218
United Malt Group Ltd.	68,053	175,966
Ventia Services Group Pty Ltd.	69,071	117,792
Viva Energy Group Ltd. (d)	228,802	473,032
Vulcan Energy Resources Ltd. (a)(c)	24,108	122,775
Waypoint (REIT) unit	191,157	377,449
Webjet Ltd. (a)	100,828	491,414
West African Resources Ltd. (a)	251,917	199,628
Whitehaven Coal Ltd.	233,097	1,386,028
WorleyParsons Ltd.	84,983	932,915
Zip Co. Ltd. (a)(c)	167,891	79,200
TOTAL AUSTRALIA		73,360,674
Austria - 1.1%
Agrana Beteiligungs AG	3,231	57,958
Andritz AG	18,299	1,090,178
AT&S Austria Technologie & Systemtechnik AG (c)	6,772	231,541
BAWAG Group AG (d)	22,906	1,410,713
CA Immobilien Anlagen AG	11,430	355,387
DO & CO Restaurants & Catering AG (a)(c)	1,805	190,540
EVN AG	9,726	204,917
Immofinanz AG (b)	25,803	0
Immofinanz AG (a)(c)	9,786	131,815
Kontron AG (c)	11,654	236,289
Lenzing AG (c)	3,607	254,496
Oesterreichische Post AG (c)	8,914	316,891
Palfinger AG	4,194	126,754
PORR AG	4,694	67,463
Raiffeisen International Bank-Holding AG (a)	40,170	718,822
S IMMO AG rights (a)(b)	11,010	0
Schoeller-Bleckmann Oilfield Equipment AG	2,815	206,266
Semperit AG Holding	3,003	73,619
Strabag SE	4,590	194,311
Strabag SE	4,101	172,986
UNIQA Insurance Group AG	33,070	277,190
Vienna Insurance Group AG	10,357	280,927
Wienerberger AG	31,178	932,117
TOTAL AUSTRIA		7,531,180
Bailiwick of Guernsey - 0.2%
Balanced Commercial Property Trust Ltd.	189,967	185,955
Burford Capital Ltd.	50,003	449,401
Picton Property Income Ltd.	148,854	141,306
Regional REIT Ltd. (d)	110,442	80,878
Sirius Real Estate Ltd.	318,401	331,697
UK Commercial Property REIT Ltd.	214,470	152,829
TOTAL BAILIWICK OF GUERNSEY		1,342,066
Bailiwick of Jersey - 0.5%
Boohoo.Com PLC (a)	278,104	151,339
Breedon Group PLC	414,943	350,420
Centamin PLC	307,088	420,428
Genel Energy PLC	44,579	70,348
IWG PLC (a)	203,805	466,215
JTC PLC (d)	36,778	326,007
Man Group PLC	349,184	1,070,632
Petrofac Ltd. (a)(c)	121,424	124,548
TP ICAP Group PLC	213,314	464,430
Yellow Cake PLC (a)(d)	47,300	242,819
TOTAL BAILIWICK OF JERSEY		3,687,186
Belgium - 1.4%
Ackermans & Van Haaren SA	6,336	1,094,532
Aedifica SA	10,819	947,419
Agfa-Gevaert NV (a)	34,962	109,466
Barco NV	18,757	473,902
Bekaert SA	9,406	395,327
Bpost SA	27,401	147,992
Cofinimmo SA	8,274	750,639
Colruyt NV (c)	14,426	380,946
Deme Group NV (a)	2,064	266,079
Econocom Group SA	29,594	91,693
Euronav NV	47,707	750,482
Exmar NV	8,742	73,465
Fagron NV	18,790	277,202
Galapagos NV (a)	12,340	546,148
Immobel SA	1,364	69,917
Intervest Offices & Warehouses NV	5,808	126,915
Ion Beam Applications SA	5,750	103,643
KBC Ancora	9,510	465,039
Kinepolis Group NV (a)	3,611	152,553
Melexis NV	5,455	578,214
Mithra Pharmaceuticals SA (a)(c)	8,763	29,723
Montea SICAFI SCA	3,055	244,444
Ontex Group NV (a)	18,119	140,447
Proximus	40,766	417,128
Recticel SA	10,628	198,733
Retail Estates NV	2,897	199,677
Telenet Group Holding NV	12,245	210,332
Tessenderlo Group (a)	5,255	185,386
Van de Velde	1,806	61,062
VGP NV	3,371	335,694
Xior Student Housing NV (a)	6,024	202,036
TOTAL BELGIUM		10,026,235
Bermuda - 1.2%
Borr Drilling Ltd. (a)	37,573	223,783
BW Energy Ltd. (a)	24,270	67,838
BW LPG Ltd. (d)	22,905	188,970
BW Offshore Ltd.	23,851	63,465
Cafe de Coral Holdings Ltd.	98,000	171,564
Chinese Estates Holdings Ltd. (a)	134,000	42,483
Chow Sang Sang Holdings International Ltd.	103,000	156,965
Cool Co. Ltd. (a)	4,165	43,988
First Pacific Co. Ltd.	590,000	205,753
FLEX LNG Ltd.	8,154	251,443
Flow Traders Ltd. (a)	8,858	227,845
Golden Ocean Group Ltd.	35,377	336,914
Gulf Keystone Petroleum Ltd.	57,730	147,683
Hafnia Ltd.	33,980	177,703
Haitong International Securities Group Ltd.	679,700	78,226
Hiscox Ltd.	93,673	1,298,626
Johnson Electric Holdings Ltd.	100,000	137,354
K Wah International Holdings Ltd.	324,000	120,595
Kerry Logistics Network Ltd.	99,500	194,300
Kerry Properties Ltd.	140,500	356,225
Lancashire Holdings Ltd.	66,035	508,820
Luk Fook Holdings International Ltd.	96,000	332,926
Man Wah Holdings Ltd.	482,400	557,723
NWS Holdings Ltd.	411,000	387,333
Odfjell Drilling Ltd. (a)	24,370	64,700
Pacific Basin Shipping Ltd.	1,432,000	505,338
PAX Global Technology Ltd.	189,000	178,634
Realord Group Holdings Ltd. (a)(c)	116,000	130,800
Shangri-La Asia Ltd. (a)	280,000	244,471
SmarTone Telecommunications Holdings Ltd.	98,000	65,953
Stolt-Nielsen SA	4,774	125,070
Theme International Holdings Ltd. (a)	1,300,000	169,481
United Energy Group Ltd.	2,110,000	207,513
Vtech Holdings Ltd.	44,800	296,164
Yue Yuen Industrial (Holdings) Ltd.	206,000	337,938
TOTAL BERMUDA		8,604,587
British Virgin Islands - 0.0%
E-Commodities Holdings Ltd.	378,000	79,729
Cayman Islands - 0.8%
Apollo Future Mobility Group Ltd. (a)	1,596,000	41,635
ASMPT Ltd.	83,800	692,157
C-Mer Eye Care Holdings Ltd. (a)	152,000	95,168
Citychamp Watch & Jewel Gr Ltd. (a)	338,000	55,199
CK Life Sciences International Holding, Inc.	850,000	88,116
Comba Telecom Systems Holdings Ltd.	528,000	101,281
Cowell e Holdings, Inc. (a)	80,000	157,220
EC Healthcare	130,000	156,011
Far East Consortium International Ltd.	320,377	83,874
Fosun Tourism Group (a)(d)	67,800	97,805
Health & Happiness H&H International Holdings Ltd.	61,500	114,727
HKBN Ltd.	236,500	166,449
Hutchison Telecommunications Hong Kong Holdings Ltd.	376,000	65,205
IGG, Inc. (a)	206,000	77,477
Kingkey Financial International Holdings Ltd. (a)	920,000	146,828
MECOM Power & Construction Ltd.	286,500	68,497
Melco Crown Entertainment Ltd. sponsored ADR (a)	55,709	760,985
MGM China Holdings Ltd. (a)	258,800	326,965
OCI International Holdings Ltd. (a)	152,000	27,107
Pacific Textile Holdings Ltd.	247,000	88,921
Perfect Shape (PRC) Holdings Ltd.	110,931	65,111
Sa Sa International Holdings Ltd. (a)	312,000	81,318
Sapiens International Corp. NV	9,012	200,571
Stella International Holdings Ltd.	143,500	144,690
Sunevision Holdings Ltd.	194,000	112,500
Texhong Textile Group Ltd.	82,000	74,906
The United Laboratories International Holdings Ltd.	276,000	182,724
Value Partners Group Ltd.	254,000	103,558
Vesync Co. Ltd.	109,000	59,282
Viva China Holdings Ltd. (a)	1,056,000	192,099
Vobile Group Ltd. (a)(c)	410,000	235,207
VSTECS Holdings Ltd.	182,000	113,874
Wynn Macau Ltd. (a)	425,600	487,113
TOTAL CAYMAN ISLANDS		5,464,580
Cyprus - 0.1%
Atalaya Mining PLC	29,936	128,804
Frontline PLC	36,229	499,212
TOTAL CYPRUS		628,016
Denmark - 2.0%
ALK-Abello A/S (a)	35,513	528,333
Alm. Brand A/S	229,074	423,821
Ambu A/S Series B (a)(c)	45,404	623,727
Bavarian Nordic A/S (a)(c)	19,095	607,506
Better Collective A/S (a)	8,281	123,848
Cadeler A/S (a)	22,873	95,052
cBrain A/S	3,226	72,415
Chemometec A/S (a)	4,491	391,167
D/S Norden A/S	5,968	320,435
DFDS A/S	9,522	357,073
FLSmidth & Co. A/S (c)	14,034	599,286
GN Store Nord A/S	35,318	866,085
H Lundbeck A/S	74,857	277,430
H Lundbeck A/S Class A (a)	20,564	70,804
ISS A/S (a)	42,668	929,097
Jyske Bank A/S (Reg.) (a)	14,024	1,006,091
Matas A/S	9,923	107,819
Netcompany Group A/S (a)(d)	10,840	428,676
Nilfisk Holding A/S (a)	3,528	70,017
NKT A/S (a)	11,051	686,377
NTG Nordic Transport Group A/S (a)	2,072	84,180
Per Aarsleff Holding A/S	4,915	203,993
Ringkjoebing Landbobank A/S	7,283	1,056,896
Royal Unibrew A/S	13,600	951,426
Scandinavian Tobacco Group A/S (d)	14,858	257,524
Schouw & Co.	3,349	258,907
SimCorp A/S	10,954	763,596
Solar Holding A/S	1,496	137,954
Spar Nord Bank A/S	23,590	375,085
Sydbank A/S	15,799	718,063
Topdanmark A/S	12,177	656,302
Trifork Holding AG	3,775	85,842
Zealand Pharma A/S (a)	12,010	373,497
TOTAL DENMARK		14,508,324
Faroe Islands - 0.1%
Bakkafrost	13,630	843,204
Finland - 1.6%
Aktia Bank Oyj (A Shares)	14,402	170,350
Anora Group Oyj	10,152	81,230
Cargotec Corp. (B Shares)	10,412	528,163
Caverion Oyj	28,522	262,945
Citycon Oyj	22,215	167,246
F-Secure Corp. (a)	30,793	97,919
Finnair Oyj (a)	167,735	94,459
Huhtamaki Oyj	26,240	979,040
Kemira Oyj	29,708	481,226
Kempower OYJ (a)(c)	4,501	112,496
Kojamo OYJ	36,942	566,277
Konecranes Oyj	15,997	518,430
Marimekko Oyj	6,851	68,522
Metsa Board OYJ (B Shares)	47,333	421,699
Metso Outotec Oyj	179,772	2,055,045
Musti Group OYJ	8,678	146,609
Nokian Tyres PLC	36,042	430,230
Oriola-KD Oyj	30,130	56,537
Outokumpu Oyj (A Shares)	96,842	552,308
Puuilo Oyj	13,816	94,927
Qt Group Oyj (a)(c)	4,441	258,976
Revenio Group Oyj	6,481	264,500
Rovio Entertainment OYJ (d)	10,685	85,495
Sanoma Corp.	20,350	216,147
Talenom OYJ	9,016	89,098
TietoEVRY Oyj	23,994	728,817
Tokmanni Group Corp.	13,140	168,993
Uponor Oyj	14,911	265,042
Valmet Corp.	44,979	1,406,822
YIT OYJ	37,231	108,799
TOTAL FINLAND		11,478,347
France - 3.4%
AB Science SA (a)(c)	7,464	51,365
ABC Arbitrage SA	10,526	74,153
Air France KLM (Reg.) (a)(c)	311,891	524,884
Akwel	2,255	38,636
ALD SA (d)	38,421	482,019
Altarea SCA	1,094	148,906
ALTEN	7,915	1,210,694
Antin Infrastructure Partners SA	9,573	215,639
Atos SE (a)(c)	27,477	360,252
Aubay	1,973	101,563
Believe SA (a)	5,489	66,536
Beneteau SA	10,065	164,351
BIC SA	6,650	482,211
Boiron SA	1,135	51,763
Bonduelle SCA	3,810	51,113
Carmila SA	15,544	234,215
Casino Guichard Perrachon SA (a)(c)	11,813	144,863
CGG SA (a)	194,688	163,906
Chargeurs SA	4,458	74,297
Coface SA	28,489	397,059
Compagnie des Alpes	5,315	83,900
Compagnie Plastic Omnium SA	15,735	274,385
Derichebourg	26,303	179,579
Elior SA (a)(d)	35,246	121,390
Elis SA	52,551	919,806
Equasens	1,272	102,470
Eramet SA	2,714	269,973
Esker SA	1,425	237,181
Etablissements Maurel & Prom	17,622	70,692
Euroapi SASU (a)	14,109	226,474
Eutelsat Communications (c)	47,371	361,526
Faurecia SA (a)(c)	42,741	842,891
Fnac Darty SA	4,394	162,702
Gaztransport et Technigaz SA	7,025	775,179
ICADE	9,344	442,497
ID Logistics Group (a)	681	211,370
Imerys SA	9,270	383,161
Interparfums SA	4,920	321,462
Ipsos SA	10,702	692,263
JCDecaux SA (a)	17,380	392,631
Kaufman & Broad SA	3,466	108,709
Korian SA	19,959	208,196
LISI	5,269	116,855
Maisons du Monde SA (d)	7,866	96,376
Manitou BF SA (c)	2,882	84,595
McPhy Energy SA (a)(c)	5,607	85,065
Mercialys SA	19,314	213,962
Mersen SA	4,809	212,522
Metropole Television SA	6,847	108,902
Neoen SA (d)	13,029	486,267
Nexans SA	6,519	688,160
Nexity	10,637	320,786
Orpea (a)(b)(c)	14,951	115,728
Peugeot Invest	1,377	141,916
Quadient SA	9,385	164,981
Rexel SA	66,549	1,465,786
Rubis SCA	24,998	697,623
SCOR SE	41,305	1,016,643
Seche Environment SA	613	66,776
SES-imagotag SA (a)	1,290	161,279
SMCP S.A.S. (a)(d)	11,380	90,005
Soitec SA (a)	7,211	1,086,154
Sopra Steria Group	4,164	689,898
SPIE SA	35,180	957,678
Technicolor Creative Studios (a)(c)	59,723	14,778
Television Francaise 1 SA	11,212	89,590
Trigano SA	2,348	326,226
Vallourec SA (a)	36,974	537,223
Valneva SE (a)	29,337	199,272
Verallia SA (d)	20,021	737,426
Vicat SA	4,883	136,164
Vilmorin & Cie	1,510	75,924
Virbac SA	1,135	343,645
Voltalia SA (a)	10,720	202,551
Waga Energy SA (a)	1,518	46,208
Wavestone	2,165	113,447
X-Fab Silicon Foundries SE (a)(d)	15,940	138,807
TOTAL FRANCE		24,456,080
Germany - 4.4%
1&1 AG	11,889	165,700
Aareal Bank AG (a)	15,902	560,127
About You Holding AG (a)(c)	10,088	66,022
Adesso AG	888	139,981
ADVA Optical Networking SE (a)	4,709	115,186
Aixtron AG	30,681	908,586
Amadeus Fire AG	1,558	216,465
ATOSS Software AG	1,024	180,790
AURELIUS AG	7,432	126,932
Aurubis AG	8,464	889,614
Auto1 Group SE (a)(d)	23,498	189,039
Basler AG	3,024	111,612
BayWa AG	3,726	169,523
Bertrandt AG	1,643	80,378
Bilfinger Berger AG	8,358	286,767
Borussia Dortmund GmbH & Co. KGaA (a)	20,697	92,073
CANCOM AG	9,357	321,043
CECONOMY AG (c)	39,523	96,247
Cewe Stiftung & Co. KGAA	1,512	149,583
CompuGroup Medical AG	7,170	334,556
CropEnergies AG	7,114	92,344
CTS Eventim AG (a)	15,577	1,088,891
Datagroup AG	1,251	97,242
Dermapharm Holding SE	5,172	214,001
Deutsche Beteiligungs AG	3,877	124,760
Deutsche EuroShop AG	4,062	95,827
Deutsche Pfandbriefbank AG (d)	35,349	320,888
Deutz AG	30,334	165,218
DIC Asset AG	11,297	108,323
Draegerwerk AG & Co. KGaA	811	32,710
Duerr AG	14,159	537,522
Eckert & Ziegler Strahlen-und Medizintechnik AG	4,038	233,763
ELMOS Semiconductor AG	2,160	146,296
ElringKlinger AG	7,372	63,915
Encavis AG	32,721	629,814
Energiekontor AG	1,725	147,214
Evotec OAI AG (a)	38,449	751,979
Fielmann AG	6,689	251,464
Flatex AG (a)	17,997	152,337
Fraport AG Frankfurt Airport Services Worldwide (a)	10,160	575,026
Freenet AG	30,172	731,473
Gerresheimer AG	8,508	626,189
GFT Technologies AG	4,664	193,945
Global Fashion Group SA (a)	28,277	35,906
Grenkeleasing AG	7,427	214,937
Hamborner (REIT) AG	18,358	143,497
Hamburger Hafen und Logistik AG	7,203	101,486
Heidelberger Druckmaschinen AG (a)(c)	70,692	144,560
Hensoldt AG	9,867	285,336
Hochtief AG	7,299	460,871
Hornbach Holding AG & Co. KGaA	2,431	214,865
Hugo Boss AG	15,156	1,025,189
Hypoport AG (a)	1,064	144,244
INDUS Holding AG	5,509	145,236
Instone Real Estate Group BV (d)	12,822	130,334
Jenoptik AG	13,867	428,747
JOST Werke AG (d)	3,651	211,161
K+S AG	51,891	1,238,836
KION Group AG	19,571	788,055
Kloeckner & Co. AG	19,497	205,179
Krones AG	3,812	443,431
KWS Saat AG	3,149	212,938
Lanxess AG	22,234	1,102,713
MBB SE	532	50,954
Medios AG (a)(c)	3,771	73,712
Metro Wholesale & Food Specialist AG (a)	34,553	338,830
MLP SE	19,642	108,904
Morphosys AG (a)(c)	9,298	186,801
Nagarro SE (a)(c)	2,235	304,694
Nordex SE (a)	37,318	563,521
NORMA Group AG	8,651	185,559
OHB SE	1,543	54,686
Patrizia Immobilien AG	12,611	155,746
Pfeiffer Vacuum Technology AG	935	170,363
PNE AG	9,166	164,419
ProSiebenSat.1 Media AG	46,635	477,587
PVA TePla AG (a)	5,342	126,721
Salzgitter AG	8,008	325,078
Schaeffler AG	33,418	238,691
secunet Security Network AG	444	104,745
SGL Carbon AG (a)(c)	16,688	143,869
Shop Apotheke Europe NV (a)(d)	3,973	285,070
Siltronic AG	3,970	328,878
Sixt SE	3,720	460,634
SMA Solar Technology AG (a)	2,822	238,072
Software AG (Bearer) (c)	13,845	384,719
Stabilus Se	6,653	457,114
Steico AG (c)	1,515	81,446
STRATEC Biomedical Systems AG	2,157	196,041
Stroeer SE & Co. KGaA	9,151	500,907
Suedzucker AG (Bearer)	19,481	315,564
SUSE SA (a)(c)	11,478	221,740
Synlab AG	18,202	199,268
TAG Immobilien AG	48,191	411,530
Takkt AG	8,933	137,903
TeamViewer AG (a)(d)	37,802	529,322
Thyssenkrupp AG	126,201	985,366
TUI AG (GB) (a)(c)	313,715	653,244
Varta AG (c)	4,982	150,678
VERBIO Vereinigte BioEnergie AG	5,967	375,599
Vitesco Technologies Group AG (a)	5,440	375,545
Vossloh AG	2,405	105,630
Wacker Construction Equipment AG	7,797	153,764
Wuestenrot & Wuerttembergische AG	6,524	119,013
TOTAL GERMANY		31,700,813
Gibraltar - 0.0%
888 Holdings PLC (a)	104,160	92,394
Hong Kong - 0.7%
Bank of East Asia Ltd.	316,402	406,454
Champion (REIT)	734,000	325,415
CITIC 1616 Holdings Ltd.	453,000	161,365
Dah Sing Banking Group Ltd.	114,400	92,504
Dah Sing Financial Holdings Ltd.	46,000	121,922
Fortune (REIT)	406,000	351,367
Guotai Junan International Holdings Ltd.	858,000	85,603
Hang Lung Group Ltd.	218,000	402,301
Hong Kong Television Network Ltd.	153,000	109,397
Hysan Development Co. Ltd.	161,000	541,676
MECOM Power & Construction Ltd. warrants 5/24/23 (a)	22,700	378
Melco International Development Ltd. (a)	186,000	242,060
Nissin Foods Co. Ltd.	76,000	65,689
PCCW Ltd.	1,078,000	529,690
Prosperity (REIT)	350,000	101,830
Shun Tak Holdings Ltd. (a)	400,000	86,541
SJM Holdings Ltd. (a)	675,000	382,795
Sun Hung Kai & Co. Ltd.	171,000	73,079
Sunlight (REIT)	279,000	123,542
Vitasoy International Holdings Ltd.	234,000	497,119
TOTAL HONG KONG		4,700,727
Ireland - 0.4%
C&C Group PLC (United Kingdom) (a)	107,183	212,746
Cairn Homes PLC	180,957	192,006
Dalata Hotel Group PLC (a)	48,797	205,567
Glanbia PLC	51,998	633,132
Glenveagh Properties PLC (a)(d)	169,472	173,371
Grafton Group PLC unit	58,614	663,873
Greencore Group PLC (a)	143,629	141,393
Irish Residential Properties REIT PLC	122,147	151,649
Origin Enterprises PLC	31,605	143,279
Uniphar PLC	62,320	228,322
TOTAL IRELAND		2,745,338
Isle of Man - 0.1%
Kape Technologies PLC (a)	45,781	141,103
Playtech Ltd. (a)	62,149	432,905
TOTAL ISLE OF MAN		574,008
Israel - 2.6%
AFI Properties Ltd. (a)	1,487	48,466
Africa Israel Residences Ltd.	1,672	78,232
Airport City Ltd. (a)	17,977	283,484
Alony Hetz Properties & Investments Ltd.	40,079	427,305
Altshuler Shaham Finance Ltd.	20,122	40,388
Amot Investments Ltd.	63,378	370,171
Arad Investment & Industrial Development Ltd.	853	106,759
Ashtrom Group Ltd.	10,733	202,337
AudioCodes Ltd.	6,674	128,660
Azorim Investment Development & Construction Co. Ltd.	22,565	75,638
Big Shopping Centers Ltd. (a)	3,218	321,646
Blue Square Real Estate Ltd.	1,272	77,021
Camtek Ltd. (a)	7,846	205,126
Carasso Motors Ltd.	8,267	52,668
Cellcom Israel Ltd. (Israel) (a)	24,760	127,543
Cellebrite DI Ltd. (a)(c)	11,167	61,307
Clal Insurance Enterprises Holdings Ltd. (a)	16,901	288,844
Danel Adir Yeoshua Ltd.	1,477	113,097
Danya Cebus Ltd.	1,993	51,089
Delek Automotive Systems Ltd.	14,352	176,632
Delek Group Ltd. (a)	2,489	268,972
Delta Galil Industries Ltd.	3,163	124,352
Doral Group Renewable Energy Resources Ltd. (a)	26,332	65,013
Elco Ltd.	2,644	122,638
Electra Consumer Products 1970 Ltd.	3,283	96,446
Electra Israel Ltd.	567	289,508
Electra Real Estate Ltd.	7,585	84,670
Energix-Renewable Energies Ltd.	67,200	220,973
Enlight Renewable Energy Ltd. (a)	27,526	568,678
Equital Ltd. (a)	5,976	166,555
Fattal Holdings 1998 Ltd. (a)	1,726	166,017
FIBI Holdings Ltd.	4,831	202,665
First International Bank of Israel	14,964	601,742
Formula Systems (1985) Ltd.	2,499	197,725
Fox Wizel Ltd.	2,169	195,054
G City Ltd.	21,824	84,662
Gilat Satellite Networks Ltd. (a)	11,549	62,536
Harel Insurance Investments and Financial Services Ltd.	31,465	302,922
Hilan Ltd.	4,065	197,264
IDI Insurance Co. Ltd.	2,362	56,415
Infinya Ltd.	1,020	106,147
InMode Ltd. (a)	19,128	670,436
Innoviz Technologies Ltd. (a)(c)	29,665	165,531
Isracard Ltd.	54,665	183,713
Israel Canada T.R Ltd.	35,205	92,152
Israel Corp. Ltd. (Class A)	1,052	387,378
Israel Land Development - Urban Renewal Ltd.	4,948	57,226
Isras Investment Co. Ltd.	507	98,752
Ituran Location & Control Ltd.	4,285	94,056
Kornit Digital Ltd. (a)	13,603	342,932
M Yochananof & Sons Ltd.	1,326	71,339
Magic Software Enterprises Ltd.	7,505	121,697
Malam Team Ltd.	2,251	47,711
Matrix IT Ltd.	8,625	182,013
Maytronics Ltd.	13,445	162,821
Mega Or Holdings Ltd.	6,227	172,198
Melisron Ltd.	6,449	448,598
Menora Mivtachim Holdings Ltd.	6,647	146,857
Migdal Insurance & Financial Holdings Ltd. (a)	115,804	142,153
Mivne Real Estate KD Ltd.	160,492	512,399
Nano Dimension Ltd. ADR (a)(c)	69,947	193,054
Naphtha Israel Petroleum Corp. Ltd.	9,667	49,516
Nayax Ltd. (a)	2,415	49,536
Neto Malinda Trading Ltd. (a)	3,057	69,861
Nova Ltd. (a)	7,768	698,786
Oil Refineries Ltd.	540,037	186,028
One Software Technologies Ltd.	11,050	138,843
OPC Energy Ltd. (a)	25,829	267,146
OY Nofar Energy Ltd. (a)	4,142	111,241
Partner Communications Co. Ltd. (a)	37,883	271,530
Paz Oil Co. Ltd. (a)	2,694	335,223
Perion Network Ltd. (a)	10,848	362,370
Plus500 Ltd.	26,015	596,230
Prashkovsky Investments & Construction Ltd.	2,189	58,948
Property & Building Corp. Ltd. (a)	870	54,494
Radware Ltd. (a)	10,789	229,806
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	2,396	152,160
Reit 1 Ltd.	52,849	261,056
Retailors Ltd.	3,544	65,702
Riskified Ltd. (a)	13,521	82,208
Scope Metals Group Ltd.	1,976	73,277
Sella Capital Real Estate Ltd.	57,050	135,036
Shapir Engineering and Industry Ltd.	38,494	291,076
Shikun & Binui Ltd. (a)	71,694	209,579
Shufersal Ltd.	72,021	402,707
Similarweb Ltd. (a)(c)	5,733	39,500
Sisram Medical Ltd. (d)	35,600	57,958
Strauss Group Ltd.	13,992	356,889
Summit Real Estate Holdings Ltd.	10,140	143,185
Taboola.com Ltd. (a)(c)	37,914	150,898
Tadiran Group Ltd.	929	93,475
Taro Pharmaceutical Industries Ltd. (a)	2,470	73,655
Tel Aviv Stock Exchange Ltd.	27,262	164,284
The Phoenix Holdings Ltd.	41,412	442,597
Tremor International Ltd. (a)(c)	22,835	92,715
Turpaz Industries Ltd.	9,008	44,836
YH Dimri Construction & Development Ltd.	2,054	132,107
TOTAL ISRAEL		18,654,841
Italy - 3.2%
A2A SpA	425,321	637,633
ACEA SpA	11,593	177,203
Anima Holding SpA (d)	58,423	256,726
Antares Vision SpA (a)	7,983	74,029
Arnoldo Mondadori Editore SpA	38,243	79,826
Ascopiave SpA	17,847	51,513
Autogrill SpA (a)(c)	50,963	370,988
Azimut Holding SpA	29,173	725,649
Banca Generali SpA	15,827	581,574
Banca IFIS SpA	7,257	121,103
Banca Mediolanum S.p.A.	60,341	575,047
Banca Monte dei Paschi di Siena SpA (a)	117,928	314,103
Banca Popolare di Sondrio SCARL	122,266	598,944
Banco BPM SpA	389,836	1,749,065
BFF Bank SpA (d)	42,607	393,027
Biesse SpA	3,985	63,988
BPER Banca	287,404	786,440
Brembo SpA	40,732	547,766
Brunello Cucinelli SpA	9,225	764,708
Buzzi Unicem SpA	26,064	584,844
Carel Industries SpA (d)	10,908	269,191
CIR SpA (a)	212,422	102,535
Credito Emiliano SpA	23,130	196,640
Danieli & C. Officine Meccaniche SpA (c)	2,896	74,932
Datalogic SpA	5,211	52,261
De'Longhi SpA	20,661	475,288
Digital Bros SpA (c)	1,405	33,115
Digital Value SpA (a)	893	68,831
Dovalue SpA (d)	16,274	132,161
El.En. Group SpA	11,171	173,424
Enav SpA (d)	72,199	331,861
ERG SpA	16,271	489,278
Esprinet SpA	7,736	61,058
Fila SpA	7,802	60,476
Fincantieri SpA (a)(c)	136,452	89,748
Gruppo MutuiOnline SpA	7,100	225,851
GVS SpA (a)(d)	18,777	98,923
Hera SpA	222,277	635,777
Illimity Bank SpA (a)	15,566	127,427
Industrie de Nora SpA	7,174	132,977
Interpump Group SpA	19,199	997,273
Iren SpA	191,666	345,477
Italgas SpA	132,263	771,432
Italmobiliare SpA	4,452	119,064
Iveco Group NV (a)	54,302	443,112
Juventus Football Club SpA (a)(c)	273,661	88,182
Leonardo SpA	109,748	1,127,981
Maire Tecnimont SpA	40,018	153,662
MARR SpA	8,898	116,662
OVS (d)	59,404	142,207
Pharmanutra SpA	994	63,541
Piaggio & C SpA	43,013	161,982
Pirelli & C. SpA (d)	94,927	473,275
Rai Way SpA (d)	26,338	150,182
Reply SpA	6,083	786,302
Safilo Group SpA (a)	60,681	90,510
Saipem SpA (a)	296,139	452,336
Salcef Group SpA	6,778	132,047
Salvatore Ferragamo Italia SpA	13,702	270,961
Sanlorenzo SpA	3,300	144,580
Saras SpA (a)	154,441	267,298
Seco SpA (a)(c)	10,099	57,970
Sesa SpA	2,058	278,774
SOL SpA	9,839	217,138
Tamburi Investment Partners SpA	29,817	247,331
Technogym SpA (d)	37,916	335,328
Technoprobe SpA	34,258	251,394
Tinexta SpA	5,788	156,681
Tod's SpA (a)	2,698	105,123
Unipol Gruppo SpA	107,515	561,048
Webuild SpA (c)	109,377	192,157
Webuild SpA warrants 8/2/30 (a)	6,588	11,574
Wiit SpA	2,985	68,602
Zignago Vetro SpA	8,448	144,009
TOTAL ITALY		23,211,125
Japan - 30.3%
77 Bank Ltd.	14,400	257,175
ABC-MART, Inc.	9,000	485,047
Activia Properties, Inc.	187	560,000
Adastria Co. Ltd.	6,000	101,259
Adeka Corp.	20,100	340,117
Advance Logistics Investment Corp.	174	187,168
Advance Residence Investment Corp.	357	872,066
Adventure, Inc. (c)	800	64,180
Aeon (REIT) Investment Corp.	441	487,407
Aeon Delight Co. Ltd.	5,500	130,565
AEON Financial Service Co. Ltd.	29,600	300,041
Aeon Hokkaido Corp.	6,000	42,111
AEON MALL Co. Ltd.	27,600	388,753
Ai Holdings Corp.	8,900	150,350
Aica Kogyo Co. Ltd.	13,700	331,308
Aichi Corp.	6,600	39,535
Aichi Financial Group, Inc.	9,400	167,888
Aida Engineering Ltd.	11,900	74,719
Aiful Corp.	86,800	262,439
Ain Holdings, Inc.	6,800	294,027
Air Water, Inc.	49,600	606,859
Airtrip Corp.	3,900	80,013
Alfresa Holdings Corp.	44,200	553,251
Alpen Co. Ltd.	4,500	67,378
Alpha Systems, Inc.	1,800	58,353
Alps Alpine Co. Ltd.	53,500	548,161
Amada Co. Ltd.	92,300	829,110
Amano Corp.	14,400	263,462
Amvis Holdings, Inc.	6,700	179,386
Anicom Holdings, Inc.	19,800	94,124
Anritsu Corp.	36,500	349,649
Aoki International Co. Ltd.	8,900	46,927
Aozora Bank Ltd.	32,000	639,815
Appier Group, Inc. (a)	15,200	194,340
Arata Corp.	3,700	120,005
Arcland Sakamoto Co. Ltd.	7,200	81,122
Arcland Service Holdings Co. Ltd.	4,300	71,463
ARCS Co. Ltd.	10,800	182,512
Argo Graphics, Inc.	4,300	134,467
Ariake Japan Co. Ltd.	4,900	165,280
ARTERIA Networks Corp.	7,300	70,534
As One Corp.	7,800	349,638
Asahi Holdings, Inc.	19,700	309,946
Asics Corp.	43,800	1,042,463
ASKUL Corp.	10,500	138,794
Atom Corp. (a)	31,000	189,639
Autobacs Seven Co. Ltd.	17,300	192,598
Avex, Inc.	8,600	116,150
Axial Retailing, Inc.	4,400	119,295
AZ-Com Maruwa Holdings, Inc.	10,700	135,053
Bank of Kyoto Ltd.	15,500	721,187
BayCurrent Consulting, Inc.	35,800	1,521,843
Belc Co. Ltd.	2,800	120,644
Bell System24 Holdings, Inc.	9,000	103,601
Belluna Co. Ltd.	12,900	69,349
Benefit One, Inc.	21,600	356,509
Benesse Holdings, Inc.	19,400	296,735
Bengo4.Com, Inc. (a)(c)	2,300	47,868
Bic Camera, Inc.	25,500	240,825
Biprogy, Inc.	19,500	509,471
BML, Inc.	6,000	149,198
Bunka Shutter Co. Ltd.	12,700	113,762
Bushiroad, Inc.	7,800	40,857
C. Uyemura & Co. Ltd.	3,000	153,192
Calbee, Inc.	23,800	537,503
Canon Electronics, Inc.	4,700	61,767
Canon Marketing Japan, Inc.	12,500	296,693
Casio Computer Co. Ltd.	50,100	517,894
Cawachi Ltd.	3,500	60,465
CellSource Co. Ltd. (a)	2,000	56,435
Central Glass Co. Ltd.	5,900	130,295
Change, Inc.	10,000	185,575
Chiyoda Corp. (a)	42,800	127,249
Chofu Seisakusho Co. Ltd.	4,600	74,866
Chudenko Corp.	7,000	115,429
Chugin Financial Group, Inc.	36,900	268,508
Chugoku Electric Power Co., Inc.	74,000	406,814
Chugoku Marine Paints Ltd.	9,700	73,876
Ci Takiron Corp.	8,500	34,254
Citizen Watch Co. Ltd.	63,900	304,009
CKD Corp.	12,900	199,785
Coca-Cola West Co. Ltd.	36,800	387,463
COLOPL, Inc.	15,300	78,347
Colowide Co. Ltd.	20,100	284,730
Comforia Residential REIT, Inc.	174	386,620
COMSYS Holdings Corp.	30,600	583,615
Comture Corp.	6,200	119,211
Cosmo Energy Holdings Co. Ltd.	20,800	583,315
Cosmos Pharmaceutical Corp.	5,400	527,620
CRE Logistics REIT, Inc.	137	186,278
Create Restaurants Holdings, Inc.	30,310	231,490
Create SD Holdings Co. Ltd.	7,200	195,910
Credit Saison Co. Ltd.	40,400	529,300
Curves Holdings Co. Ltd.	13,800	88,227
CYBERDYNE, Inc. (a)	28,300	66,813
Cybozu, Inc.	6,500	131,864
Daicel Chemical Industries Ltd.	70,600	520,907
Daido Steel Co. Ltd.	6,900	260,891
Daihen Corp.	5,200	169,679
Daiho Corp.	1,800	50,824
Daiichikosho Co. Ltd.	9,300	289,168
Daiken Corp.	3,100	52,379
Daiki Aluminum Industry Co. Ltd.	5,900	65,403
Daikokutenbussan Co. Ltd.	1,500	62,823
Daio Paper Corp.	23,200	179,015
Daiseki Co. Ltd.	11,780	396,972
Daishi Hokuetsu Financial Group, Inc.	10,000	238,583
Daiwa Industries Ltd.	8,300	77,281
Daiwa Office Investment Corp.	85	400,265
Daiwa Securities Living Invest	505	422,537
Daiwabo Holdings Co. Ltd.	21,800	329,963
DCM Holdings Co. Ltd.	28,900	263,005
Demae-Can Co. Ltd. (a)	10,100	33,487
DeNA Co. Ltd.	21,100	295,860
Denka Co. Ltd.	20,200	419,042
Descente Ltd.	7,400	204,991
Dexerials Corp.	14,900	318,501
Dic Corp.	19,400	360,686
Digital Arts, Inc.	3,100	138,468
Digital Garage, Inc.	9,000	321,681
Dip Corp.	9,800	290,868
Direct Marketing MiX, Inc.	5,900	75,036
Dmg Mori Co. Ltd.	30,400	464,337
Doshisha Co. Ltd.	5,300	69,400
Doutor Nichires Holdings Co., Ltd.	7,900	113,697
Dowa Holdings Co. Ltd.	14,100	492,276
DTS Corp.	10,000	245,261
Duskin Co. Ltd.	10,600	247,738
Dydo Group Holdings, Inc.	2,100	76,395
Earth Corp.	4,200	163,977
Ebara Corp.	25,000	1,061,490
EDION Corp.	21,000	207,415
eGuarantee, Inc.	9,700	180,957
Eiken Chemical Co. Ltd.	8,900	108,984
Eizo Corp.	4,000	111,810
Elan Corp.	9,000	69,834
Elecom Co. Ltd.	14,000	146,956
Electric Power Development Co. Ltd.	39,800	642,313
EM Systems Co. Ltd.	9,800	71,154
en japan, Inc.	8,800	167,542
eRex Co. Ltd.	8,200	151,790
ES-Con Japan Ltd.	10,000	64,642
euglena Co. Ltd. (a)	26,300	203,178
Exedy Corp.	8,100	108,954
Exeo Group, Inc.	27,100	492,775
Ezaki Glico Co. Ltd.	12,600	352,093
Fancl Corp.	20,800	422,392
FCC Co. Ltd.	9,400	104,717
Ferrotec Holdings Corp.	11,900	298,055
Financial Products Group Co. Ltd.	17,100	139,984
Food & Life Companies Ltd.	29,900	665,469
FP Corp.	12,700	345,119
Freee KK (a)	10,800	285,190
Frontier Real Estate Investment Corp.	132	509,017
Fuji Co. Ltd.	7,000	99,947
Fuji Corp.	18,800	313,022
Fuji Kyuko Co. Ltd.	5,600	196,731
Fuji Media Holdings, Inc.	12,500	105,576
Fuji Oil Holdings, Inc.	12,100	191,883
Fuji Seal International, Inc.	11,600	150,761
Fuji Soft ABC, Inc.	6,800	405,875
Fujicco Co. Ltd.	4,600	66,896
Fujikura Ltd.	64,300	488,767
Fujimi, Inc.	4,000	202,860
Fujimori Kogyo Co. Ltd.	3,800	97,566
Fujio Food Group, Inc.	4,400	47,912
Fujitec Co. Ltd.	16,900	418,735
Fujitsu General Ltd.	16,200	457,908
Fujiya Co. Ltd.	3,000	58,633
Fukui Computer Holdings, Inc.	3,000	69,183
Fukuoka (REIT) Investment Fund	172	221,193
Fukuoka Financial Group, Inc.	46,700	1,077,444
Fukushima Industries Corp.	3,300	112,017
Fukuyama Transporting Co. Ltd.	6,200	160,431
Fullcast Holdings Co. Ltd.	5,100	110,775
Funai Soken Holdings, Inc.	8,900	192,619
Furukawa Co. Ltd.	7,300	74,414
Furukawa Electric Co. Ltd.	17,500	339,647
Fuso Chemical Co. Ltd.	4,800	136,383
Future Corp.	11,800	153,658
Fuyo General Lease Co. Ltd.	4,600	316,147
G-7 Holdings, Inc.	6,400	79,239
G-Tekt Corp.	6,400	76,077
Genky DrugStores Co. Ltd.	2,300	66,275
Geo Holdings Corp.	6,700	97,876
Giken Ltd.	4,700	107,007
Global One Real Estate Investment Corp.	258	213,045
GLOBERIDE, Inc.	4,900	100,464
Glory Ltd.	13,000	227,372
GMO Financial Gate, Inc.	1,000	64,024
GMO Financial Holdings, Inc.	10,200	43,383
GMO GlobalSign Holdings KK	1,400	46,663
GMO Internet, Inc.	17,800	350,302
GNI Group Ltd. (a)	11,700	108,249
Goldcrest Co. Ltd.	4,400	55,199
GOLDWIN, Inc.	6,500	495,185
GREE, Inc. (c)	17,000	92,503
GS Yuasa Corp.	16,600	290,484
GungHo Online Entertainment, Inc.	12,300	204,985
Gunma Bank Ltd.	92,700	361,605
Gunze Ltd.	3,800	125,139
H.I.S. Co. Ltd. (a)	14,100	231,052
H.U. Group Holdings, Inc.	14,100	299,273
H2O Retailing Corp.	21,900	213,726
Hakuto Co. Ltd.	2,800	98,015
Halows Co. Ltd.	2,800	68,586
Hamakyorex Co. Ltd.	4,100	102,675
Hankyu REIT, Inc.	159	175,316
Hanwa Co. Ltd.	9,000	286,570
Harmonic Drive Systems, Inc.	13,200	444,589
Haseko Corp.	65,700	760,094
Hazama Ando Corp.	41,200	273,338
Heiwa Corp.	15,100	273,974
Heiwa Real Estate (REIT), Inc.	257	298,893
Heiwa Real Estate Co. Ltd.	8,100	231,742
Heiwado Co. Ltd.	6,800	113,651
Hiday Hidaka Corp.	6,800	108,101
Hino Motors Ltd. (a)	78,400	335,359
Hioki EE Corp.	2,500	142,942
Hirata Corp.	2,300	113,797
Hirogin Holdings, Inc.	65,800	343,111
Hisamitsu Pharmaceutical Co., Inc.	12,600	392,363
Hitachi Zosen Corp.	43,100	285,397
Hogy Medical Co. Ltd.	7,100	184,399
Hokkaido Electric Power Co., Inc.	46,600	172,395
Hokkoku Financial Holdings, Inc.	6,200	196,498
Hokuetsu Corp.	31,400	202,136
Hokuhoku Financial Group, Inc.	29,900	236,806
Hokuriku Electric Power Co., Inc.	46,100	190,689
Hokuto Corp.	5,200	75,580
Horiba Ltd.	9,100	419,080
Hoshino Resorts REIT, Inc.	64	366,653
Hosiden Corp.	12,300	149,195
House Foods Group, Inc.	16,400	349,901
Hulic (REIT), Inc.	353	421,928
Ichibanya Co. Ltd.	3,900	141,906
Ichigo Real Estate Investment Corp.	326	213,395
Ichigo, Inc.	69,100	158,376
Idec Corp.	7,800	185,732
IDOM, Inc.	15,500	99,905
IHI Corp.	37,800	1,148,541
Iino Kaiun Kaisha Ltd.	20,800	147,266
Inaba Denki Sangyo Co. Ltd.	13,000	282,436
Inabata & Co. Ltd.	10,000	194,107
Inageya Co. Ltd.	6,000	60,001
Industrial & Infrastructure Fund Investment Corp.	532	589,584
Infocom Corp.	6,700	112,939
Infomart Corp.	53,400	172,752
Information Services Inter-Dentsu Ltd.	6,900	228,585
INFRONEER Holdings, Inc.	67,816	541,338
Insource Co. Ltd.	12,800	144,007
Internet Initiative Japan, Inc.	27,800	521,689
Invincible Investment Corp.	1,654	705,383
IR Japan Holdings Ltd.	2,600	36,652
Iriso Electronics Co. Ltd.	5,300	177,857
Isetan Mitsukoshi Holdings Ltd.	91,500	995,587
Itochu Enex Co. Ltd.	12,400	106,285
Itochushokuhin Co. Ltd.	1,500	58,216
Itoham Yonekyu Holdings, Inc.	39,700	217,970
Iwatani Corp.	11,800	508,594
Iyogin Holdings, Inc.	62,100	350,479
Izumi Co. Ltd.	8,800	199,248
J Trust Co. Ltd.	14,700	64,565
J-Oil Mills, Inc.	4,600	55,881
J. Front Retailing Co. Ltd.	66,200	616,553
JAC Recruitment Co. Ltd.	4,800	87,237
JACCS Co. Ltd.	5,300	170,979
JAFCO Co. Ltd.	18,000	321,212
Japan Airport Terminal Co. Ltd. (a)	16,400	854,841
Japan Aviation Electronics Industry Ltd.	12,600	216,465
Japan Display, Inc. (a)	237,200	80,546
Japan Elevator Service Holdings Co. Ltd.	16,600	234,344
Japan Excellent, Inc.	323	308,226
Japan Hotel REIT Investment Corp.	1,212	768,028
Japan Lifeline Co. Ltd.	16,100	118,329
Japan Logistics Fund, Inc.	228	519,896
Japan Material Co. Ltd.	18,300	343,226
Japan Petroleum Exploration Co. Ltd.	8,300	269,058
Japan Prime Realty Investment Corp.	230	623,951
Japan Pulp & Paper Co. Ltd.	2,800	118,135
Japan Securities Finance Co. Ltd.	22,700	205,823
Japan Steel Works Ltd.	16,200	345,122
Japan Wool Textile Co. Ltd./The	11,200	83,388
JCR Pharmaceuticals Co. Ltd.	17,200	212,220
Jcu Corp.	5,300	131,422
JDC Corp.	12,700	54,395
JEOL Ltd.	11,800	346,496
JGC Holdings Corp.	59,900	782,418
JINS Holdings, Inc.	3,600	108,415
JMDC, Inc.	6,900	228,034
Joshin Denki Co. Ltd.	4,300	66,116
Joyful Honda Co. Ltd.	13,200	189,639
JTEKT Corp.	56,500	418,851
JTOWER, Inc. (a)	2,400	114,954
Juroku Financial Group, Inc.	8,900	214,179
Justsystems Corp.	9,100	226,633
K's Holdings Corp.	41,900	370,435
Kadokawa Corp.	25,100	469,654
KAGA ELECTRONICS Co. Ltd.	4,300	143,233
Kagome Co. Ltd.	20,000	488,489
Kaken Pharmaceutical Co. Ltd.	8,100	235,110
Kameda Seika Co. Ltd.	3,700	125,139
Kamigumi Co. Ltd.	26,200	535,961
Kanamoto Co. Ltd.	8,500	147,840
Kandenko Co. Ltd.	28,000	188,192
Kaneka Corp.	12,800	336,056
Kanematsu Corp.	20,700	253,124
Kanematsu Electronics Ltd.	3,100	148,047
Kansai Paint Co. Ltd.	48,100	677,398
Kanto Denka Kogyo Co. Ltd.	10,600	82,287
Kappa Create Co. Ltd. (a)(c)	6,200	67,705
Katakura Industries Co. Ltd.	4,600	62,476
Katitas Co. Ltd.	13,800	338,382
Kato Sangyo	6,200	172,297
Kawasaki Heavy Industries Ltd.	41,000	938,187
Kawasaki Kisen Kaisha Ltd.	42,500	887,437
KeePer Technical Laboratory Co. Ltd.	3,400	87,581
Keihan Electric Railway Co., Ltd.	26,300	707,615
Keihanshin Bldg Co. Ltd.	7,600	80,068
Keikyu Corp.	60,000	621,757
Keiyo Co. Ltd.	10,000	69,087
Kenedix Office Investment Corp.	231	548,755
Kenedix Residential Investment Corp.	269	400,935
Kenedix Retail REIT Corp.	155	290,606
Kewpie Corp.	24,800	431,780
Kfc Holdings Japan Ltd.	3,900	83,947
KH Neochem Co. Ltd.	8,300	176,909
Ki-Star Real Estate Co. Ltd.	2,500	95,105
Kinden Corp.	33,700	386,254
Kintetsu Department Store Co. Ltd. (a)	2,300	45,526
Kisoji Co. Ltd.	6,700	110,844
Kissei Pharmaceutical Co. Ltd.	7,900	155,635
Kitz Corp.	17,000	107,655
Koa Corp.	8,300	120,981
Kobe Steel Ltd.	89,600	482,723
Kohnan Shoji Co. Ltd.	6,600	170,039
Kokuyo Co. Ltd.	22,200	316,553
KOMEDA Holdings Co. Ltd.	12,600	234,276
KOMERI Co. Ltd.	8,000	164,111
Konica Minolta, Inc.	123,500	517,563
Konishi Co. Ltd.	7,800	110,570
Konoike Transport Co. Ltd.	7,400	87,792
Koshidaka Holdings Co. Ltd.	11,900	86,165
Kotobuki Spirits Co. Ltd.	5,000	328,419
Kumagai Gumi Co. Ltd.	9,200	189,068
Kumiai Chemical Industry Co. Ltd.	20,100	136,382
Kura Sushi, Inc. (c)	5,700	132,428
Kuraray Co. Ltd.	86,600	716,793
Kureha Chemical Industry Co. Ltd.	4,200	274,312
Kusuri No Aoki Holdings Co. Ltd.	4,300	242,280
Kyb Corp.	4,900	138,862
Kyoei Steel Ltd.	4,800	52,471
Kyokuto Kaihatsu Kogyo Co. Ltd.	8,100	93,047
Kyorin Holdings, Inc.	9,800	129,896
Kyoritsu Maintenance Co. Ltd.	7,900	360,824
Kyudenko Corp.	11,500	298,075
Kyushu Electric Power Co., Inc.	109,000	627,474
Kyushu Financial Group, Inc.	92,900	341,453
Kyushu Railway Co.	36,200	811,483
LaSalle Logiport REIT	488	591,263
Lawson, Inc.	12,200	487,832
Leopalace21 Corp. (a)	44,300	109,949
LIFE Corp.	5,000	109,074
Link & Motivation, Inc.	11,600	58,909
Lintec Corp.	10,300	178,365
Lion Corp.	63,400	701,821
LITALICO, Inc. (c)	5,300	108,199
M&A Capital Partners Co. Ltd. (a)	3,900	132,093
M&A Research Institute, Inc. (c)	1,400	112,501
Mabuchi Motor Co. Ltd.	12,200	349,412
Macnica Fuji Electronics Holdings, Inc.	13,000	345,497
Maeda Kosen Co. Ltd.	4,900	126,803
Makino Milling Machine Co. Ltd.	6,000	215,388
Management Solutions Co. Ltd.	3,000	81,498
Mandom Corp.	10,000	113,374
Mani, Inc.	20,400	298,392
Maruha Nichiro Corp.	10,600	201,273
Marui Group Co. Ltd.	48,300	823,058
Maruichi Steel Tube Ltd.	15,200	327,290
Maruka Furusato Corp.	5,300	142,572
Maruwa Ceramic Co. Ltd.	2,400	306,791
Maruzen Showa Unyu Co. Ltd.	3,600	87,233
Matsuda Sangyo Co. Ltd.	3,300	60,125
Matsui Securities Co. Ltd.	30,600	183,240
MatsukiyoCocokara & Co.	29,070	1,450,139
Matsuyafoods Holdings Co. Ltd.	2,200	68,171
Max Co. Ltd.	7,200	112,646
Maxell Ltd.	12,300	134,235
Maxvalu Tokai Co. Ltd.	3,100	67,236
MCJ Co. Ltd.	18,100	140,786
Mebuki Financial Group, Inc.	251,800	655,893
Medipal Holdings Corp.	50,100	668,884
Medley, Inc. (a)	5,800	205,514
Megachips Corp.	4,200	87,696
Megmilk Snow Brand Co. Ltd.	12,600	176,350
Meidensha Corp.	8,800	130,728
Meiko Electronics Co. Ltd.	5,500	123,294
Meitec Corp.	18,900	355,541
Melco Holdings, Inc.	1,800	46,455
Menicon Co. Ltd.	16,800	371,228
Mercari, Inc. (a)	28,300	616,370
Metawater Co. Ltd.	6,300	83,155
Micronics Japan Co. Ltd.	7,400	79,378
Midac Holdings Co. Ltd.	2,500	54,632
Mie Kotsu Group Holdings, Inc.	14,000	53,748
Milbon Co. Ltd.	7,000	307,845
Mimasu Semiconductor Industries Co. Ltd.	4,300	85,290
Mirai Corp.	472	159,386
Mirait One Corp.	24,000	292,685
Mitani Sekisan Co. Ltd.	2,900	94,752
Mitsubishi Estate Logistics REIT Investment Corp.	129	405,486
Mitsubishi Gas Chemical Co., Inc.	42,300	618,110
Mitsubishi Logisnext Co. Ltd.	7,600	42,382
Mitsubishi Logistics Corp.	13,600	317,579
Mitsubishi Materials Corp.	31,500	541,069
Mitsubishi Motors Corp. of Japan (a)	181,700	700,073
Mitsubishi Pencil Co. Ltd.	9,600	107,690
Mitsubishi Research Institute, Inc.	2,200	85,598
Mitsubishi Shokuhin Co. Ltd.	4,100	98,828
Mitsuboshi Belting Ltd.	6,200	176,910
Mitsui Fudosan Logistics Park, Inc.	147	513,039
Mitsui High-Tec, Inc.	5,300	279,482
Mitsui Mining & Smelting Co. Ltd.	14,100	375,639
Mitsui Sugar Co. Ltd.	4,100	64,127
Mitsui-Soko Co. Ltd.	5,100	146,631
Mitsuuroko Group Holdings Co. Ltd.	8,100	73,571
Miura Co. Ltd.	23,700	593,053
mixi, Inc.	10,600	203,369
Mizuho Leasing Co. Ltd.	7,400	196,327
Mizuno Corp.	4,800	108,910
Mochida Pharmaceutical Co. Ltd.	6,100	163,844
Modec, Inc. (a)	5,900	64,216
Monex Group, Inc.	47,800	168,627
Money Forward, Inc. (a)	11,600	430,168
Mori Hills REIT Investment Corp.	414	470,443
Mori Trust Hotel (REIT), Inc.	87	90,126
MORI TRUST Sogo (REIT), Inc.	266	300,177
Morinaga & Co. Ltd.	9,600	284,648
Morinaga Milk Industry Co. Ltd.	9,700	358,829
Morita Holdings Corp.	9,000	84,236
MOS Food Services, Inc.	6,500	154,172
Musashi Seimitsu Industry Co. Ltd.	12,700	175,023
Nabtesco Corp.	29,600	866,644
Nachi-Fujikoshi Corp.	3,700	111,871
Nafco Co. Ltd.	3,900	48,925
Nagaileben Co. Ltd.	5,100	77,264
Nagase & Co. Ltd.	25,000	403,434
Nagawa Co. Ltd.	2,000	122,969
Nagoya Railroad Co. Ltd.	50,700	838,317
Nakanishi, Inc.	19,200	407,339
Nankai Electric Railway Co. Ltd.	27,700	601,911
NEC Networks & System Integration Corp.	17,700	236,373
Net One Systems Co. Ltd.	21,400	579,939
Nextage Co. Ltd.	12,000	269,918
NGK Spark Plug Co. Ltd.	41,600	812,911
NH Foods Ltd.	22,300	669,493
NHK Spring Co. Ltd.	52,700	372,513
Nichias Corp.	15,000	290,380
Nichicon Corp.	11,800	115,919
Nichiden Corp.	3,400	47,177
Nichiha Corp.	6,700	143,804
Nichirei Corp.	29,100	608,930
Nifco, Inc.	21,900	568,453
Nihon Kohden Corp.	21,600	567,454
Nihon Parkerizing Co. Ltd.	22,800	168,341
Nikkiso Co. Ltd.	13,100	102,848
Nikkon Holdings Co. Ltd.	13,900	267,627
Nikon Corp.	82,100	810,607
Nippn Corp.	12,600	157,481
Nippon Accommodations Fund, Inc.	137	614,914
Nippon Carbon Co. Ltd.	2,600	88,545
Nippon Ceramic Co. Ltd.	5,100	95,060
Nippon Densetsu Kogyo Co. Ltd.	10,000	125,240
Nippon Electric Glass Co. Ltd.	21,600	401,121
Nippon Gas Co. Ltd.	28,500	454,898
Nippon Kanzai Co. Ltd.	5,000	98,468
Nippon Kayaku Co. Ltd.	33,800	313,872
Nippon Light Metal Holding Co. Ltd.	13,600	155,882
Nippon Paper Industries Co. Ltd.	27,000	201,016
Nippon Parking Development Co. Ltd.	51,500	102,492
Nippon REIT Investment Corp.	122	310,673
Nippon Seiki Co. Ltd.	12,200	78,650
Nippon Shokubai Co. Ltd.	7,700	325,981
Nippon Signal Co. Ltd.	11,000	88,344
Nippon Soda Co. Ltd.	5,900	192,844
Nippon Steel & Sumikin Bussan Corp.	3,900	278,062
Nippon Television Network Corp.	14,300	115,612
Nipro Corp.	38,300	307,449
Nishi-Nippon Financial Holdings, Inc.	32,400	269,681
Nishi-Nippon Railroad Co. Ltd.	16,200	299,174
Nishimatsu Construction Co. Ltd.	9,000	281,145
Nishimatsuya Chain Co. Ltd.	10,400	123,498
Nishio Rent All Co. Ltd.	5,400	130,263
Nissan Shatai Co. Ltd.	16,900	117,426
Nissha Co. Ltd.	10,500	156,225
Nisshin Oillio Group Ltd.	6,500	159,663
Nisshinbo Holdings, Inc.	34,400	257,137
Nissin Electric Co. Ltd.	13,500	139,970
Nissui Corp.	76,700	318,706
Nitta Corp.	4,900	108,350
Nittetsu Mining Co. Ltd.	2,500	69,618
Nitto Boseki Co. Ltd.	7,100	111,964
Nitto Kogyo Corp.	7,200	134,781
Noevir Holdings Co. Ltd.	4,200	184,947
NOF Corp.	17,900	762,490
Nohmi Bosai Ltd.	5,500	72,929
Nojima Co. Ltd.	16,900	181,419
NOK Corp.	23,100	219,388
NOMURA Co. Ltd.	21,200	152,536
Noritake Co. Ltd.	2,300	74,569
Noritsu Koki Co. Ltd.	4,900	88,751
Noritz Corp.	7,500	86,705
North Pacific Bank Ltd.	77,100	167,302
NS Solutions Corp.	8,700	223,925
Ns United Kaiun Kaisha Ltd.	2,800	84,326
NSD Co. Ltd.	17,000	305,420
NSK Ltd.	105,300	592,246
NTN Corp.	107,700	223,269
Ntt Ud (REIT) Investment Corp.	381	388,576
Obara Group, Inc.	2,700	78,123
OBIC Business Consultants Ltd.	8,100	318,106
Ogaki Kyoritsu Bank Ltd.	9,400	140,947
Ohsho Food Service Corp.	3,500	163,568
Oiles Corp.	5,100	60,701
Oisix Ra Daichi, Inc. (a)	7,300	123,192
Okamoto Industries, Inc.	2,400	72,230
Okamura Corp.	15,300	167,818
Okasan Securities Group, Inc.	40,300	130,347
Oki Electric Industry Co. Ltd.	21,400	120,883
Okinawa Cellular Telephone Co.	6,600	159,688
Okinawa Financial Group, Inc.	6,200	115,227
Okuma Corp.	5,900	239,145
Okumura Corp.	7,700	179,134
One (REIT), Inc.	66	125,105
Open Door, Inc. (a)	3,700	52,278
Open Up Group, Inc.	15,400	227,158
Optex Group Co. Ltd.	8,800	144,271
Optorun Co. Ltd.	8,400	165,762
Organo Corp.	7,000	177,935
Orient Corp.	14,020	128,100
ORIX JREIT, Inc.	712	979,615
Osaka Organic Chemical Industry Ltd.	4,300	70,953
Osaka Soda Co. Ltd.	3,800	124,200
OSAKA Titanium technologies Co. Ltd.	7,400	209,971
OSG Corp.	21,900	343,718
Outsourcing, Inc.	30,300	235,467
Pacific Industrial Co. Ltd.	10,700	88,703
Pacific Metals Co. Ltd.	4,300	66,388
Pal Group Holdings Co. Ltd.	5,600	120,098
PALTAC Corp.	8,600	311,381
Paramount Bed Holdings Co. Ltd.	10,100	193,984
Park24 Co. Ltd. (a)	34,800	590,234
Pasona Group, Inc.	5,600	90,353
Penta-Ocean Construction Co. Ltd.	73,100	364,592
PeptiDream, Inc. (a)	26,200	409,071
Pharma Foods International Co. Ltd. (c)	6,400	65,659
PHC Holdings Corp.	6,600	78,304
Pigeon Corp.	31,600	502,214
Pilot Corp.	7,900	281,968
Piolax, Inc.	7,200	98,497
PKSHA Technology, Inc. (a)	5,000	69,843
Plus Alpha Consulting Co. Ltd.	3,100	67,192
Pola Orbis Holdings, Inc.	23,600	340,494
Pressance Corp.	6,600	84,443
Prestige International, Inc.	26,400	147,270
Prima Meat Packers Ltd.	6,000	101,785
Raito Kogyo Co. Ltd.	10,700	158,796
Raiznext Corp.	6,900	70,156
Raksul, Inc. (a)	12,800	138,564
Rakus Co. Ltd.	24,700	338,503
Relia, Inc.	10,300	116,163
Relo Group, Inc.	29,400	498,224
Rengo Co. Ltd.	52,000	367,016
RENOVA, Inc. (a)	9,700	168,826
Resonac Holdings Corp.	47,673	814,760
Resorttrust, Inc.	21,300	389,209
Restar Holdings Corp.	4,400	74,644
Retail Partners Co. Ltd.	6,300	66,356
Ricoh Leasing Co. Ltd.	3,800	113,533
Riken Keiki Co. Ltd.	3,600	128,418
Riken Vitamin Co. Ltd.	5,300	78,569
Ringer Hut Co. Ltd.	5,600	97,699
Rinnai Corp.	10,200	805,086
Riso Kagaku Corp.	5,200	86,761
Riso Kyoiku Co. Ltd.	29,100	81,778
Rohto Pharmaceutical Co. Ltd.	51,300	946,558
Roland Corp.	4,100	122,417
Rorze Corp.	2,900	222,916
Round One Corp.	54,100	199,337
Royal Holdings Co. Ltd.	8,100	151,381
RS Technologies Co. Ltd.	4,200	127,635
Ryohin Keikaku Co. Ltd.	68,500	759,538
Ryosan Co. Ltd.	5,200	117,843
Ryoyo Electro Corp.	3,400	60,775
S Foods, Inc.	4,900	111,998
S-Pool, Inc.	18,400	109,919
Saibu Gas Co. Ltd.	5,900	83,407
Saizeriya Co. Ltd.	7,900	195,833
Sakai Moving Service Co. Ltd.	2,800	96,826
Sakata INX Corp.	9,800	82,582
Sakata Seed Corp.	7,700	246,000
SAMTY Co. Ltd.	6,300	99,503
Samty Residential Investment Corp.	102	85,527
San-A Co. Ltd.	5,200	167,370
San-Ai Obbli Co. Ltd.	14,600	151,902
SanBio Co. Ltd. (a)	10,400	59,569
Sangetsu Corp.	11,300	198,576
Sanken Electric Co. Ltd.	6,200	352,086
Sanki Engineering Co. Ltd.	10,300	123,674
Sankyo Co. Ltd. (Gunma)	10,900	440,269
Sankyu, Inc.	14,200	557,943
Sanrio Co. Ltd.	14,500	553,063
Sansan, Inc. (a)	18,700	233,231
Santen Pharmaceutical Co. Ltd.	97,500	760,086
Sanwa Holdings Corp.	49,700	526,145
Sanyo Chemical Industries Ltd.	3,200	104,346
Sanyo Denki Co. Ltd.	2,300	111,498
Sanyo Special Steel Co. Ltd.	5,000	95,932
Sapporo Holdings Ltd.	17,400	424,927
Sato Holding Corp.	7,200	117,363
Sawai Group Holdings Co. Ltd.	9,300	287,740
SB Technology Corp.	2,700	40,799
SBI Shinsei Bank Ltd.	17,600	324,620
SBS Holdings, Inc.	4,900	111,891
Screen Holdings Co. Ltd.	10,300	767,524
Sega Sammy Holdings, Inc.	42,500	672,967
Seibu Holdings, Inc.	61,400	688,762
Seiko Group Corp.	7,400	167,069
Seino Holdings Co. Ltd.	33,700	336,561
Seiren Co. Ltd.	10,100	185,493
Sekisui House (REIT), Inc.	1,141	623,744
Sekisui Jushi Corp.	7,000	106,244
SENKO Co. Ltd.	27,200	210,388
Septeni Holdings Co. Ltd.	18,500	48,997
Seria Co. Ltd.	12,400	272,492
Seven Bank Ltd.	160,800	330,438
Shibaura Machine Co. Ltd.	5,700	124,881
Shibuya Corp.	4,100	79,952
SHIFT, Inc. (a)	3,400	634,561
Shiga Bank Ltd.	10,200	212,311
Shikoku Electric Power Co., Inc.	41,400	239,363
Shikoku Kasei Holdings Corpora	7,900	77,695
Shima Seiki Manufacturing Ltd.	6,600	99,983
Shimamura Co. Ltd.	6,000	563,464
Shin Nippon Biomedical Laboratories Ltd.	5,700	102,614
Shin-Etsu Polymer Co. Ltd.	11,200	111,527
Shinko Electric Industries Co. Ltd.	18,400	517,703
Shinmaywa Industries Ltd.	14,300	118,937
Ship Healthcare Holdings, Inc.	20,500	398,053
Shizuoka Gas Co. Ltd.	10,100	88,552
SHO-BOND Holdings Co. Ltd.	10,900	465,061
Shochiku Co. Ltd. (a)	2,400	204,628
Shoei Co. Ltd.	6,600	254,137
Shoei Foods Corp.	2,700	86,314
Showa Sangyo Co. Ltd.	4,900	95,595
Siix Corp.	8,000	86,458
Simplex Holdings, Inc.	6,800	119,456
SKY Perfect JSAT Holdings, Inc.	44,300	171,012
Skylark Holdings Co. Ltd.	61,900	736,664
SMS Co., Ltd.	18,800	494,525
Snow Peak, Inc. (c)	7,300	121,261
Sohgo Security Services Co., Ltd.	20,800	572,664
Sojitz Corp.	64,560	1,279,988
Solasto Corp.	13,900	73,230
Sosei Group Corp. (a)	20,000	378,827
SOSiLA Logistics REIT, Inc.	178	177,186
Sotetsu Holdings, Inc.	21,100	360,722
Sparx Group Co. Ltd.	4,720	66,080
SRE Holdings Corp. (a)	2,500	79,486
Stanley Electric Co. Ltd.	35,200	757,548
Star Asia Investment Corp.	469	190,264
Star Micronics Co. Ltd.	10,000	130,470
Starts Corp., Inc.	8,200	163,061
Starts Proceed Investment Corp.	67	117,397
Strike Co. Ltd.	2,200	71,280
Sugi Holdings Co. Ltd.	9,400	410,856
Sumitomo Bakelite Co. Ltd.	8,800	286,739
Sumitomo Dainippon Pharma Co., Ltd.	47,500	333,966
Sumitomo Densetsu Co. Ltd.	4,700	85,892
Sumitomo Forestry Co. Ltd.	38,300	716,114
Sumitomo Heavy Industries Ltd.	30,100	669,342
Sumitomo Mitsui Construction Co. Ltd.	37,400	120,967
Sumitomo Osaka Cement Co. Ltd.	8,300	218,394
Sumitomo Riko Co. Ltd.	10,500	51,621
Sumitomo Rubber Industries Ltd.	46,200	410,153
Sun Frontier Fudousan Co. Ltd.	7,800	67,238
Sundrug Co. Ltd.	19,400	548,890
Suruga Bank Ltd.	45,400	148,180
Suzuken Co. Ltd.	18,400	484,621
Systena Corp.	73,800	236,912
T Hasegawa Co. Ltd.	8,800	215,430
T-Gaia Corp.	4,900	62,598
Tadano Ltd.	26,700	198,240
Taihei Dengyo Kaisha Ltd.	2,900	77,701
Taiheiyo Cement Corp.	31,600	544,576
Taikisha Ltd.	6,800	186,496
Taisho Pharmaceutical Holdings Co. Ltd.	10,200	429,070
Taiyo Holdings Co. Ltd.	9,700	178,942
Taiyo Yuden Co. Ltd.	31,900	1,083,501
Takamatsu Construction Group C	3,500	53,587
Takara Bio, Inc.	13,300	176,066
Takara Holdings, Inc.	38,400	312,044
Takara Leben Real Estate Investment Corp.	180	134,941
Takara Standard Co. Ltd.	7,800	85,123
Takasago International Corp.	3,500	69,409
Takasago Thermal Engineering Co. Ltd.	12,500	181,268
Takashimaya Co. Ltd.	38,600	539,292
Takeuchi Manufacturing Co. Ltd.	9,100	201,405
Takuma Co. Ltd.	16,900	167,405
Tama Home Co. Ltd.	4,300	105,552
Tamron Co. Ltd.	4,700	113,938
Tbs Holdings, Inc.	9,200	107,405
Techmatrix Corp.	10,400	142,375
TechnoPro Holdings, Inc.	29,400	915,374
Teijin Ltd.	48,500	498,014
Tenma Corp.	3,600	61,469
The Awa Bank Ltd.	8,900	149,782
The Hachijuni Bank Ltd.	94,200	409,145
The Hyakugo Bank Ltd.	56,000	180,859
The Keiyo Bank Ltd.	25,800	122,548
The Kiyo Bank Ltd.	15,800	200,843
The Monogatari Corp.	2,700	135,284
The Musashino Bank Ltd.	7,400	129,865
The Nanto Bank Ltd.	7,300	151,428
The Nippon Road Co. Ltd.	1,100	52,508
The Okinawa Electric Power Co., Inc.	11,300	93,978
The San-In Godo Bank Ltd.	36,900	229,522
The Sumitomo Warehouse Co. Ltd.	14,400	221,717
The Toho Bank Ltd.	50,300	93,370
THK Co. Ltd.	31,800	674,871
TKC Corp.	7,300	208,007
TKP Corp. (a)	4,600	109,048
TOA Corp.	3,000	58,117
Toagosei Co. Ltd.	25,200	228,689
Toc Co. Ltd.	8,800	46,120
Tocalo Co. Ltd.	15,400	147,524
Toda Corp.	56,600	308,724
Toei Animation Co. Ltd.	2,300	229,273
Toei Co. Ltd.	1,600	211,536
Toenec Corp.	1,900	50,496
Toho Gas Co. Ltd.	19,900	390,274
Toho Holdings Co. Ltd.	14,000	228,652
Toho Titanium Co. Ltd.	8,600	160,500
Tohoku Electric Power Co., Inc.	122,800	660,481
Tokai Carbon Co. Ltd.	54,700	471,932
Tokai Corp.	5,200	78,250
TOKAI Holdings Corp.	25,800	172,102
Tokai Rika Co. Ltd.	14,300	165,989
Tokai Tokyo Financial Holdings	52,900	154,188
Token Corp.	1,800	108,857
Tokushu Tokai Paper Co. Ltd.	2,600	58,259
Tokuyama Corp.	16,600	242,853
Tokyo Century Corp.	10,000	351,612
Tokyo Ohka Kogyo Co. Ltd.	8,600	423,864
Tokyo Seimitsu Co. Ltd.	10,200	351,185
Tokyo Steel Manufacturing Co. Ltd.	16,400	178,437
Tokyo Tatemono Co. Ltd.	51,200	634,753
Tokyotokeiba Co. Ltd.	3,900	116,262
Tokyu Construction Co. Ltd.	22,100	112,479
Tokyu Fudosan Holdings Corp.	166,200	843,338
Tokyu REIT, Inc.	238	358,624
TOMONY Holdings, Inc.	38,100	117,021
Tomy Co. Ltd.	19,800	195,412
Topcon Corp.	27,400	357,064
Topre Corp.	10,300	100,476
TORIDOLL Holdings Corp.	12,000	260,315
Torii Pharmaceutical Co. Ltd.	3,400	81,468
Tosei Corp.	8,500	97,043
Toshiba Tec Corp.	7,100	202,038
Tosho Co. Ltd.	4,500	41,520
Totetsu Kogyo Co. Ltd.	6,400	132,296
Towa Pharmaceutical Co. Ltd.	7,100	112,098
Toyo Construction Co. Ltd.	17,900	117,620
Toyo Gosei Co. Ltd.	1,400	99,926
Toyo Ink South Carolina Holdings Co. Ltd.	9,500	136,455
Toyo Seikan Group Holdings Ltd.	35,800	464,716
Toyo Suisan Kaisha Ltd.	24,100	995,832
Toyo Tanso Co. Ltd.	4,000	127,752
Toyo Tire Corp.	29,700	355,315
Toyobo Co. Ltd.	21,700	172,747
Toyoda Gosei Co. Ltd.	17,800	295,553
Toyota Boshoku Corp.	20,500	304,054
Trancom Co. Ltd.	1,900	108,865
Transcosmos, Inc.	6,700	174,909
TRE Holdings Corp.	12,400	139,730
Tri Chemical Laboratories, Inc.	6,700	121,667
Trusco Nakayama Corp.	12,600	206,429
TS tech Co. Ltd.	23,500	292,733
Tsubakimoto Chain Co.	6,800	162,783
Tsugami Corp.	11,100	122,881
Tsumura & Co.	14,700	314,316
Tsuruha Holdings, Inc.	10,700	787,815
TV Asahi Corp.	6,300	65,199
Uacj Corp.	8,400	157,722
Ube Corp.	25,800	404,683
Ulvac, Inc.	12,700	594,131
Union Tool Co.	2,600	68,599
United Arrows Ltd.	5,100	68,871
United Super Markets Holdings, Inc.	14,600	127,499
United Urban Investment Corp.	803	913,736
Universal Entertainment Corp. (a)	6,600	125,467
USEN-NEXT HOLDINGS Co. Ltd.	4,400	74,731
Ushio, Inc.	24,700	331,093
UT Group Co. Ltd.	7,800	158,884
Valor Holdings Co. Ltd.	9,500	136,904
ValueCommerce Co. Ltd.	4,600	63,113
Vector, Inc.	8,400	82,940
Vision, Inc. (a)	10,300	115,204
Visional, Inc. (a)	4,700	340,555
VT Holdings Co. Ltd.	20,900	80,462
W-Scope Corp. (a)	14,600	163,710
Wacoal Holdings Corp.	11,200	210,567
Wacom Co. Ltd.	37,600	185,691
Wakita & Co. Ltd.	8,900	83,017
WDB Holdings Co. Ltd.	2,600	43,024
WealthNavi, Inc. (a)(c)	7,500	82,219
Weathernews, Inc.	1,700	92,586
West Holdings Corp.	6,300	188,909
WingArc1st, Inc.	5,200	79,016
Workman Co. Ltd.	5,500	224,267
YA-MAN Ltd.	7,900	83,080
YAMABIKO Corp.	8,700	76,172
Yamada Holdings Co. Ltd.	196,200	712,396
Yamaguchi Financial Group, Inc.	53,500	370,025
Yamato Kogyo Co. Ltd.	10,300	390,387
Yamazaki Baking Co. Ltd.	32,700	382,581
Yamazen Co. Ltd.	14,100	115,494
Yaoko Co. Ltd.	4,800	250,580
Yellow Hat Ltd.	8,600	117,906
Yodogawa Steel Works Ltd.	4,300	91,624
Yokogawa Bridge Holdings Corp.	8,800	135,827
Yokohama Rubber Co. Ltd.	32,300	530,652
Yokorei Co. Ltd.	11,600	97,703
Yokowo Co. Ltd.	4,700	81,291
YONEX Co. Ltd.	16,600	162,342
Yoshinoya Holdings Co. Ltd.	16,500	302,571
Yuasa Trading Co. Ltd.	4,500	128,228
Yurtec Corp.	10,300	60,668
Zenkoku Hosho Co. Ltd.	14,000	545,269
Zenrin Co. Ltd.	9,100	56,571
Zensho Holdings Co. Ltd.	25,200	643,235
Zeon Corp.	33,700	331,491
ZERIA Pharmaceutical Co. Ltd.	7,000	116,849
Zojirushi Thermos	8,900	113,798
Zuken, Inc.	4,000	97,616
TOTAL JAPAN		216,306,047
Liechtenstein - 0.0%
Implantica AG SDR (a)	10,238	39,992
Luxembourg - 0.9%
Aperam SA	12,691	498,348
B&M European Value Retail SA	257,691	1,422,318
B&S Group SARL (d)	8,350	45,842
Befesa SA (d)	10,767	615,701
Grand City Properties SA	26,568	282,191
InPost SA (a)	61,202	588,575
Millicom International Cellular SA (depository receipt) (a)	46,883	800,915
NeoGames SA (a)	3,882	50,078
SES SA (France) (depositary receipt)	104,510	809,188
Shurgard Self Storage Europe SARL	7,305	351,814
Subsea 7 SA	64,423	799,350
Tonies SE (a)	13,211	81,004
TOTAL LUXEMBOURG		6,345,324
Malta - 0.1%
Kambi Group PLC (a)	6,803	122,137
Kindred Group PLC (depositary receipt)	62,642	629,559
TOTAL MALTA		751,696
Marshall Islands - 0.1%
Atlas Corp.	26,484	392,228
Mauritius - 0.0%
Golden Agri-Resources Ltd.	1,758,000	334,899
Netherlands - 2.0%
Aalberts Industries NV	27,026	1,270,742
Alfen Beheer BV (a)(d)	5,901	545,170
AMG Advanced Metallurgical Group NV	7,323	284,533
Arcadis NV	19,522	842,991
Ariston Holding NV	23,070	238,767
ASR Nederland NV	36,834	1,737,112
Basic-Fit NV (a)(c)(d)	14,391	470,920
BE Semiconductor Industries NV	19,779	1,403,699
Brunel International NV	5,884	67,166
Cementir SpA	12,845	101,103
CM.com NV (a)	3,974	53,227
Corbion NV	15,962	611,870
COSMO Pharmaceuticals NV	2,412	175,203
CureVac NV (a)(c)	15,379	169,801
Ebusco Holding NV (a)(c)	4,328	63,567
Eurocommercial Properties NV	11,432	285,354
Fastned BV unit (a)(c)	1,249	50,648
Fugro NV (Certificaten Van Aandelen) (a)	29,170	387,206
Koninklijke BAM Groep NV (a)	72,117	183,147
Koninklijke Vopak NV	18,739	562,678
Meltwater Holding BV (a)	41,328	73,617
MFE-MediaForEurope NV	34,761	23,506
MFE-MediaForEurope NV Class A	254,556	111,416
NSI NV	5,474	142,825
Pharming Group NV (a)	170,721	235,711
PostNL NV	98,576	205,653
RHI Magnesita NV	7,066	234,334
SBM Offshore NV	36,553	573,229
Signify NV (d)	34,782	1,251,240
Sligro Food Group NV	6,011	115,536
Technip Energies NV	36,242	701,526
TKH Group NV (depositary receipt)	10,536	476,266
TomTom Group BV (a)	19,773	140,048
Van Lanschot Kempen NV (Bearer)	8,404	241,201
VastNed Retail NV	3,044	70,157
Wereldhave NV	8,671	129,900
TOTAL NETHERLANDS		14,231,069
New Zealand - 1.3%
Air New Zealand Ltd. (a)	454,294	228,398
Argosy Property Ltd.	230,067	171,447
Chorus Ltd.	120,478	651,984
Contact Energy Ltd.	210,761	1,059,950
EBOS Group Ltd.	43,821	1,221,592
Fletcher Building Ltd.	213,030	701,497
Genesis Energy Ltd.	139,388	258,396
Goodman Property Trust	285,508	380,493
Infratil Ltd.	195,172	1,123,614
Kiwi Property Group Ltd.	418,567	258,667
Neuren Pharmaceuticals Ltd. (a)	29,690	163,029
Oceania Healthcare Ltd.	195,527	112,890
Precinct Properties New Zealand Ltd.	363,613	295,515
Pushpay Holdings Ltd. (a)	293,372	246,038
Ryman Healthcare Ltd.	116,415	519,928
SKYCITY Entertainment Group Ltd. (a)	206,312	335,668
Summerset Group Holdings Ltd.	62,256	394,264
The a2 Milk Co. Ltd. (a)	201,418	966,007
The Warehouse Group Ltd.	35,005	58,933
Vulcan Steel Ltd.	13,682	87,682
TOTAL NEW ZEALAND		9,235,992
Norway - 1.7%
Aker ASA (A Shares)	6,058	436,070
Aker Carbon Capture A/S (a)	90,860	133,583
Aker Horizons Holding ASA (a)	64,870	93,358
Aker Solutions ASA	66,268	260,382
Atea ASA	22,762	255,860
Austevoll Seafood ASA	24,820	245,301
BEWi ASA	12,124	63,040
Bonheur A/S	5,792	154,641
Borregaard ASA	24,095	370,781
Crayon Group Holding A/S (a)(d)	19,201	192,075
DNO ASA (A Shares)	119,554	146,724
Elkem ASA (d)	87,360	307,899
Elopak ASA	35,337	84,611
Entra ASA (d)	17,403	204,688
Europris ASA (d)	42,180	271,083
Grieg Seafood ASA	12,410	110,777
Hexagon Composites ASA (a)	32,736	109,999
Hexagon Purus Holding A/S (a)	22,891	59,902
Hoegh Autoliners ASA	12,922	80,264
Kahoot! A/S (a)	73,133	128,072
Leroy Seafood Group ASA	72,177	423,737
MPC Container Ships ASA	73,021	115,659
NEL ASA (a)(c)	423,693	719,908
Nordic VLSI ASA (a)	44,404	700,207
Norske Skog ASA (a)(d)	16,654	113,957
Norwegian Air Shuttle A/S (a)	178,739	169,220
Nykode Therapeutics A/S (a)	26,934	76,795
Protector Forsikring ASA	16,861	242,908
REC Silicon ASA (a)	74,306	105,337
Scatec Solar AS (d)	31,925	258,749
Schibsted ASA:
(A Shares)	20,160	438,278
(B Shares)	25,971	540,152
Sparebank 1 Oestlandet	9,439	110,451
Sparebank 1 Sr Bank ASA (primary capital certificate)	48,218	557,461
Sparebanken Midt-Norge	34,711	441,642
Sparebanken Nord-Norge	25,915	240,935
Storebrand ASA (A Shares)	127,882	1,107,450
TGS ASA	31,772	522,976
Tomra Systems ASA	64,167	1,125,892
Veidekke ASA	27,616	284,416
Volue A/S (a)(c)	14,784	44,952
Wallenius Wilhelmsen ASA	28,678	270,788
TOTAL NORWAY		12,320,980
Portugal - 0.3%
Altri SGPS SA (c)	19,416	97,688
Banco Comercial Portugues SA (Reg.)	2,272,416	482,480
Corticeira Amorim SGPS SA	11,122	109,910
CTT Correios de Portugal SA	25,931	100,219
Greenvolt-Energias Renovaveis SA (a)	15,153	126,682
NOS SGPS	55,917	239,513
REN - Redes Energeticas Nacionais SGPS SA	107,080	293,940
Semapa Sociedade de Investimen	4,646	61,217
Sonae SGPS SA	241,392	245,634
The Navigator Co. SA	55,364	193,447
TOTAL PORTUGAL		1,950,730
Singapore - 2.1%
AEM Holdings Ltd.	72,200	191,658
AIMS APAC (REIT)	147,800	154,605
AustAsia Group Ltd.	24,480	17,795
Bumitama Agri Ltd.	88,500	40,935
Capitaland Ascott Trust unit	555,900	471,256
Capitaland India Trust	251,100	232,166
CapitaRetail China Trust	315,900	301,229
CDL Hospitality Trusts unit	225,700	232,896
ComfortDelgro Corp. Ltd.	580,800	532,100
Cromwell European (REIT)	92,390	161,809
Digital Core (REIT)	217,200	137,279
ESR-LOGOS (REIT)	1,351,160	392,244
Far East Hospitality Trust unit	272,100	139,104
First Resources Ltd.	152,700	178,963
Frasers Centrepoint Trust	269,500	456,908
Frasers Hospitality Trust unit	200,400	76,296
Frasers Logistics & Industrial Trust	808,900	778,562
Frencken Group Ltd.	87,500	78,681
Hutchison Port Holdings Trust	1,425,600	293,321
iFast Corp. Ltd.	40,100	159,445
Kenon Holdings Ltd.	5,028	155,721
Keppel (REIT)	496,200	365,709
Keppel DC (REIT)	373,200	581,694
Keppel Infrastructure Trust	933,600	409,351
Keppel Pacific Oak U.S. (REIT)	243,600	130,521
Lendlease Global Commercial (REIT)	476,616	263,953
Manulife U.S. REIT	462,300	152,939
Mapletree Industrial (REIT)	547,762	995,477
Maxeon Solar Technologies Ltd. (a)(c)	6,705	147,242
Nanofilm Technologies International Ltd.	69,300	76,585
NetLink NBN Trust	725,600	483,914
Olam Group Ltd.	259,700	315,753
OUE Commercial (REIT)	592,600	158,197
PARAGON REIT	305,300	226,849
Parkway Life REIT	103,400	320,031
Prime U.S. (REIT)	189,313	98,678
Raffles Medical Group Ltd.	221,900	245,444
Riverstone Holdings Ltd.	131,700	64,837
Sasseur (REIT)	144,900	90,000
SATS Ltd. (a)	184,700	426,233
Sembcorp Industries Ltd.	266,500	734,920
Sembcorp Marine Ltd. (a)	4,671,600	507,167
Sheng Siong Group Ltd.	181,000	226,201
SIA Engineering Co. Ltd. (a)	76,600	145,705
Silverlake Axis Ltd. Class A	235,700	64,819
Singapore Post Ltd.	395,500	168,958
Starhill Global (REIT)	398,031	173,141
StarHub Ltd.	169,700	147,600
Straits Trading Co. Ltd.	41,246	75,824
Suntec (REIT)	622,000	665,007
The Hour Glass Ltd.	73,300	116,306
Yangzijiang Financial Holding Ltd. (a)	643,700	182,376
Yangzijiang Shipbuilding Holdings Ltd.	699,900	689,998
Yanlord Land Group Ltd.	158,400	134,151
TOTAL SINGAPORE		14,768,553
Spain - 2.0%
Acerinox SA	51,895	559,889
Almirall SA	19,843	199,652
Applus Services SA	37,211	285,200
Atresmedia Corporacion de Medios de Comunicacion SA	23,778	88,356
Banco de Sabadell SA	1,523,976	1,984,007
Bankinter SA	182,626	1,314,347
Cie Automotive SA	13,400	396,827
Compania de Distribucion Integral Logista Holdings SA	17,536	474,319
Construcciones y Auxiliar de Ferrocarriles	5,160	165,766
Distribuidora Internacional de Alimentacion SA (a)	4,254,221	67,987
Ebro Foods SA	18,928	324,714
eDreams ODIGEO SA (a)	18,760	108,093
Ence Energia y Celulosa SA	36,629	120,260
Faes Farma SA	84,413	315,687
Fluidra SA	26,389	463,611
Gestamp Automocion SA (d)	47,118	207,663
Global Dominion Access SA (d)	21,220	91,008
Grenergy Renovables SA (a)	3,366	121,271
Grupo Catalana Occidente SA	11,430	353,523
Indra Sistemas SA	38,200	465,126
Inmobiliaria Colonial SA	81,271	590,203
Laboratorios Farmaceuticos ROVI SA	5,011	211,480
Lar Espana Real Estate Socimi SA	15,825	78,967
Linea Directa Aseguradora SA Compania de Seguros y Reaseguros	174,827	181,985
MAPFRE SA (Reg.)	251,127	503,708
Mediaset Espana Comunicacion SA (a)	17,915	64,077
Melia Hotels International SA (a)	32,640	216,456
Merlin Properties Socimi SA	89,181	869,185
Miquel y Costas & Miquel SA	4,055	53,959
Neinor Homes SLU (d)	7,303	73,361
Opdenergy Holdings SA	11,367	54,744
Pharma Mar SA	3,783	248,900
Prosegur Cash SA (d)	88,530	70,452
Prosegur Compania de Seguridad SA (Reg.)	51,725	116,852
Sacyr SA	104,989	321,871
Sacyr SA rights	104,989	7,153
Solaria Energia y Medio Ambiente SA (a)	20,444	417,510
Soltec Power Holdings SA (a)	10,713	65,046
Talgo SA (d)	17,843	72,258
Tecnicas Reunidas SA (a)	9,131	109,294
Unicaja Banco SA (d)	397,198	486,654
Vidrala SA	5,465	550,162
Viscofan Envolturas Celulosicas SA	10,686	687,162
TOTAL SPAIN		14,158,745
Sweden - 5.3%
AAK AB	48,823	839,892
AcadeMedia AB (d)	22,910	107,960
Addlife AB	30,656	321,581
AddTech AB (B Shares)	70,499	1,121,771
AFRY AB (B Shares)	24,881	448,246
Alimak Group AB (c)(d)	9,227	72,527
Alleima AB	57,134	284,971
Ambea AB (d)	19,004	71,236
Arjo AB	57,807	223,653
Atrium Ljungberg AB (B Shares)	12,316	219,407
Attendo AB (a)(d)	27,362	68,656
Avanza Bank Holding AB (c)	33,743	774,396
Axfood AB	29,256	752,270
Beijer Alma AB (B Shares)	12,395	245,349
Beijer Ref AB (B Shares) (c)	67,175	1,032,266
Betsson AB (B Shares)	30,908	255,892
Bilia AB (A Shares)	18,319	210,910
Billerud AB	60,776	703,792
BioArctic AB (a)(d)	8,982	267,289
BioGaia AB	23,667	208,028
Biotage AB (A Shares)	17,701	272,516
Boozt AB (a)(c)(d)	14,329	186,210
Bravida Holding AB (d)	55,124	606,714
Bufab AB	7,323	189,419
Bure Equity AB	15,007	376,266
Calliditas Therapeutics AB (a)	9,674	91,721
Camurus AB (a)	8,149	194,655
Castellum AB	70,323	960,270
Catena AB	8,804	366,553
Cellavision AB	4,225	99,589
Cibus Nordic Real Estate AB	11,708	165,696
Cint Group AB (a)(c)	40,539	151,572
Clas Ohlson AB (B Shares) (c)	10,385	69,117
Cloetta AB	52,815	109,796
Collector Bank AB (a)	17,983	67,925
Coor Service Management Holding AB (d)	25,912	165,394
Corem Property Group AB	154,062	140,765
Creades AB (A Shares)	15,318	130,218
Dios Fastigheter AB	23,068	175,256
Dometic Group AB (d)	86,674	542,873
Duni AB (a)	8,736	75,518
Dustin Group AB (a)(d)	19,606	65,956
Electrolux Professional AB	63,448	295,107
Elekta AB (B Shares)	99,170	719,005
Engcon AB (B Shares)	10,910	80,383
Fabege AB	71,753	676,389
Fagerhult AB	23,797	111,048
Fortnox AB	132,106	664,471
Garo AB	8,776	86,437
Granges AB	28,143	234,669
Hemnet Group AB	14,298	199,069
Hexatronic Group AB	43,880	537,297
HEXPOL AB (B Shares)	71,306	767,772
HMS Networks AB	7,632	284,040
Hufvudstaden AB (A Shares)	30,348	456,485
Instalco AB	49,072	189,247
Intrum AB (c)	20,041	258,427
Investment AB Oresund	8,125	97,118
INVISIO AB	11,068	193,893
Inwido AB	15,593	169,236
JM AB (B Shares)	13,086	243,010
K-Fast Holding AB (a)	17,937	47,854
Know IT AB	7,077	138,053
Lindab International AB	20,484	289,506
Loomis AB (B Shares)	20,379	606,054
Medicover AB Class B	17,546	298,652
Meko AB	10,745	118,880
MIPS AB	7,176	273,039
Modern Times Group MTG AB (B Shares)	24,053	212,502
Munters Group AB (d)	35,181	336,416
Mycronic AB	20,030	426,741
NCC AB (B Shares)	21,227	209,477
Neobo Fastigheter AB (a)(b)(c)	29,066	54,338
New Wave Group AB (B Shares)	11,371	255,091
Nobia AB	34,714	60,514
Nolato AB (B Shares)	54,717	329,633
Nordnet AB	37,302	604,067
Note AB (a)	4,625	96,944
NP3 Fastigheter AB	7,282	160,505
Nyfosa AB	44,162	383,022
Orron Energy AB	54,124	99,992
OX2 AB (a)	22,239	171,084
Pandox AB (a)	25,156	345,674
Paradox Interactive AB	8,503	150,991
Peab AB	46,211	287,228
Platzer Fastigheter Holding AB	16,405	143,537
PowerCell Sweden AB (a)(c)	12,761	169,982
Ratos AB (B Shares)	52,903	212,774
Resurs Holding AB (d)	35,114	93,312
RVRC Holding AB	11,614	39,448
Saab AB (B Shares)	19,879	811,880
Samhallsbyggnadsbolaget I Norden AB:
(B Shares) (c)	290,668	527,964
(D Shares)	38,221	75,290
Scandic Hotels Group AB (a)(d)	41,606	152,696
Sdiptech AB (a)	8,240	200,610
Sectra AB (B Shares)	37,085	522,855
Sinch AB (a)(d)	147,665	605,410
SkiStar AB	11,348	122,730
SSAB AB:
(A Shares)	63,529	451,609
(B Shares)	173,867	1,179,109
Stillfront Group AB (a)	125,026	217,232
Storskogen Group AB	370,197	320,864
Surgical Science Sweden AB (a)	8,998	126,913
Svolder AB (B Shares)	25,114	162,198
Sweco AB (B Shares)	58,575	633,495
Swedencare AB	22,544	73,296
Synsam Holding AB	13,194	53,999
Thule Group AB (d)	28,194	671,581
Trelleborg AB (B Shares)	65,557	1,633,659
Troax Group AB	10,617	222,846
Truecaller AB (B Shares) (a)(c)	53,298	188,573
Vestum AB (a)(c)	43,142	75,536
Viaplay Group AB (B Shares) (a)	20,093	493,794
Vimian Group AB (a)(c)	45,003	124,368
Vitec Software Group AB	7,850	331,787
Vitrolife AB	16,539	352,681
Volati AB	6,951	69,127
Wallenstam AB (B Shares)	97,051	443,790
Wihlborgs Fastigheter AB	74,824	613,898
XANO Industri AB	4,456	51,899
Xvivo Perfusion AB (a)	6,039	123,868
TOTAL SWEDEN		37,948,061
Switzerland - 4.6%
Accelleron Industries Ltd. (a)	22,189	522,793
Allreal Holding AG	4,017	687,124
ALSO Holding AG	1,750	355,926
ams-OSRAM AG (a)	74,379	689,600
Arbonia AG	14,150	198,146
Aryzta AG (a)	253,080	344,443
Autoneum Holding AG	757	100,878
Basilea Pharmaceutica AG (a)	3,169	170,825
Belimo Holding AG (Reg.)	2,665	1,400,180
Bell Food Group AG	598	156,767
Bossard Holding AG	1,474	374,336
Bucher Industries AG	1,803	816,520
Burckhardt Compression Holding AG	825	509,148
Burkhalter Holding AG	1,668	154,866
Bystronic AG	372	278,746
Cembra Money Bank AG	8,114	717,453
COLTENE Holding AG	796	65,645
Comet Holding AG	2,110	483,998
Daetwyler Holdings AG	2,043	431,585
DKSH Holding AG	9,665	821,868
Dorma Kaba Holding AG	771	320,864
Dottikon ES Holding AG (a)(c)	767	226,623
Dufry AG (a)	19,599	899,743
EFG International	24,829	231,340
Emmi AG	578	537,278
Flughafen Zuerich AG (a)	5,388	978,727
Forbo Holding AG (Reg.)	239	313,794
Galenica AG (d)	13,495	1,053,951
Georg Fischer AG (Reg.)	22,198	1,521,490
Gurit-Heberlein AG (Bearer) (c)	1,015	113,086
Helvetia Holding AG (Reg.)	10,002	1,246,563
Huber+Suhner AG	4,344	415,657
Idorsia Ltd. (a)(c)	31,163	521,823
Implenia AG (a)	3,493	146,511
INFICON Holding AG	463	482,977
Interroll Holding AG	175	542,873
Intershop Holding AG	305	204,222
Kardex AG	1,633	317,146
Komax Holding AG (Reg.)	1,029	337,755
Landis+Gyr Group AG	5,898	433,572
LEM Holding SA	156	345,057
Leonteq AG	2,588	143,040
Medacta Group SA (d)	1,922	204,272
Medartis Holding AG (a)(d)	1,236	103,821
Medmix AG (d)	6,715	130,706
Metall Zug AG	47	105,756
Meyer Burger Technology AG (a)	878,608	621,887
Mobilezone Holding AG	11,167	202,238
Mobimo Holding AG	1,973	506,450
Montana Aerospace AG (a)(d)	5,924	108,191
OC Oerlikon Corp. AG (Reg.)	49,565	339,186
Orior AG	1,810	149,664
Peach Property Group AG (c)	2,635	56,931
PolyPeptide Group AG (d)	4,062	117,312
PSP Swiss Property AG	12,398	1,542,471
Rieter Holding AG (Reg.)	675	78,154
Schweiter Technologies AG	263	231,256
Sensirion Holding AG (a)(d)	2,551	302,609
SFS Group AG	5,233	600,180
Siegfried Holding AG	1,080	790,388
SKAN Group AG	2,435	181,129
Softwareone Holding AG	26,005	418,409
St.Galler Kantonalbank AG	799	437,246
Stadler Rail AG (c)	13,532	516,152
Sulzer AG (Reg.)	5,105	432,712
Swiss Steel Holding AG (a)	234,259	49,129
Swissquote Group Holding SA	2,736	489,820
Tecan Group AG	3,446	1,437,872
TX Group AG	725	113,561
u-blox Holding AG	1,862	221,691
V-ZUG Holding AG (a)	654	65,721
Valiant Holding AG	4,236	483,057
Vetropack Holding AG	3,184	146,593
Vontobel Holdings AG	7,746	546,577
Ypsomed Holding AG	1,110	227,214
Zehnder Group AG	2,678	199,205
Zur Rose Group AG (a)(c)	2,593	97,149
TOTAL SWITZERLAND		32,869,648
United Kingdom - 13.2%
A.G. Barr PLC	25,550	173,246
Advanced Medical Solutions Group PLC	58,507	183,211
Airtel Africa PLC (d)	255,335	368,934
AJ Bell PLC	82,587	342,717
Allfunds Group PLC	68,317	539,578
Alliance Pharma PLC	139,805	108,586
Alpha Financial Markets Consulting PLC	31,148	178,564
Alpha FX Group PLC	8,729	200,165
Alphawave IP Group PLC (a)	73,962	86,716
AO World PLC (a)(c)	115,035	89,205
Ascential PLC (a)	119,004	394,367
Ashmore Group PLC	126,374	414,740
ASOS PLC (a)	19,167	206,172
Assura PLC	802,020	551,239
Aston Martin Lagonda Global Holdings PLC (a)(c)(d)	115,477	235,974
Auction Technology Group PLC (a)	23,948	207,851
Avon Protection PLC	8,240	102,603
Babcock International Group PLC (a)	66,598	250,750
Balfour Beatty PLC	165,201	746,240
Bank of Georgia Group PLC	9,865	324,727
Beazley PLC	165,270	1,354,958
Bellway PLC	33,442	873,230
Big Yellow Group PLC	47,619	709,769
Bodycote PLC	51,254	411,357
Bridgepoint Group Holdings Ltd. (d)	67,361	198,480
Britvic PLC	71,233	682,358
Bytes Technology Group PLC	57,986	276,659
Capita Group PLC (a)	458,937	158,311
Capital & Counties Properties PLC	191,146	271,003
Capricorn Energy PLC (a)	85,050	254,585
Carnival PLC (a)	40,293	384,969
Central Asia Metals PLC	46,574	161,921
Centrica PLC	1,599,218	1,986,383
Ceres Power Holdings PLC (a)(c)	34,077	199,262
Chemring Group PLC	73,760	256,437
Civitas Social Housing PLC	166,419	116,947
Clarkson PLC	7,282	276,062
Close Brothers Group PLC	40,498	483,802
CLS Holdings PLC	49,159	90,302
CMC Markets PLC (d)	35,554	106,075
Coats Group PLC	431,364	386,624
Computacenter PLC	21,639	591,710
ConvaTec Group PLC (d)	441,542	1,274,880
Craneware PLC	7,244	129,496
Cranswick PLC	14,638	574,238
Crest Nicholson Holdings PLC	65,422	196,477
Currys PLC	291,033	232,323
Custodian (REIT) PLC	113,386	127,487
CVS Group PLC	19,201	477,227
Darktrace PLC (a)(c)	86,631	224,500
Dechra Pharmaceuticals PLC	30,844	1,089,826
Deliveroo PLC Class A (a)(d)	239,217	274,156
Derwent London PLC	27,358	870,865
Diploma PLC	33,790	1,137,263
Direct Line Insurance Group PLC	355,091	776,830
Discoverie Group PLC	25,979	275,443
Diversified Gas & Oil PLC	228,784	312,518
Domino's Pizza UK & IRL PLC	104,741	405,468
Dr. Martens Ltd.	161,889	309,756
Drax Group PLC	108,524	864,308
DS Smith PLC	372,490	1,623,358
Dunelm Group PLC	30,271	434,773
easyJet PLC (a)	81,976	497,134
Elementis PLC (a)	158,123	244,067
EMIS Group PLC	14,859	344,029
Empiric Student Property PLC	162,772	175,389
Energean PLC	33,797	485,416
EnQuest PLC (a)	413,226	111,569
Ergomed PLC (a)	10,854	161,379
Essentra PLC	81,742	217,675
FD Technologies PLC (a)	6,484	109,515
Ferrexpo PLC	79,474	155,200
Fever-Tree Drinks PLC	28,218	378,847
Firstgroup PLC	206,195	275,561
Forterra PLC (d)	58,365	153,625
Frasers Group PLC (a)	45,362	437,889
Frontier Developments PLC (a)(c)	6,219	37,109
Future PLC	31,016	575,483
Games Workshop Group PLC	8,892	1,028,283
Gamma Communications PLC	21,699	315,134
GB Group PLC	65,902	286,803
Genuit Group PLC	66,484	268,025
Genus PLC	17,781	634,841
Grainger Trust PLC	200,480	641,632
Great Portland Estates PLC	58,767	412,608
Greatland Gold PLC (a)	1,240,085	116,803
Greggs PLC	27,671	919,036
Halfords Group PLC	59,693	151,012
Hammerson PLC	1,012,538	335,046
Harbour Energy PLC	119,540	461,873
Hays PLC	439,354	667,864
Helical PLC	30,213	134,093
Helios Towers PLC (a)	199,000	262,511
Hill & Smith Holdings PLC	21,281	330,577
Hochschild Mining PLC	81,670	68,819
Home (REIT) PLC (b)	235,236	110,349
Howden Joinery Group PLC	150,694	1,282,647
Hunting PLC	38,265	164,405
Ibstock PLC (d)	108,292	225,094
IG Group Holdings PLC	109,974	1,079,228
IMI PLC	70,653	1,260,403
Impact Healthcare REIT PLC	86,860	111,369
Impax Asset Management Group PLC	23,456	224,402
Inchcape PLC	101,345	1,139,482
Indivior PLC (a)	37,515	899,570
IntegraFin Holdings PLC	80,547	310,618
Intermediate Capital Group PLC	78,899	1,350,116
International Distributions Services PLC	207,845	586,281
Investec PLC	188,485	1,202,766
IP Group PLC	280,187	210,711
ITM Power PLC (a)(c)	116,957	146,065
ITV PLC	981,934	979,115
J.D. Wetherspoon PLC (a)	26,382	147,729
Jet2 PLC	43,711	654,753
John Wood Group PLC (a)	189,182	330,608
Johnson Service Group PLC	120,802	167,696
Judges Scientific PLC	1,473	152,180
Jupiter Fund Management PLC	120,805	208,508
Just Group PLC	285,586	288,885
Kainos Group PLC	21,795	395,795
Keller Group PLC	19,786	197,341
Keywords Studios PLC	19,848	694,937
Kier Group PLC (a)	118,746	100,281
Learning Technologies Group PLC	160,465	277,357
Liontrust Asset Management PLC	17,549	250,537
Londonmetric Properity PLC	253,638	588,810
LXI REIT PLC	441,329	612,648
Marks & Spencer Group PLC (a)	532,425	957,031
Marlowe PLC (a)	22,148	137,072
Marshalls PLC	61,538	257,796
Mediclinic International PLC (London)	108,275	662,896
Micro Focus International PLC	90,292	592,204
Mitchells & Butlers PLC (a)	73,536	149,224
Mitie Group PLC	382,354	367,680
Molten Ventures PLC (a)	37,663	166,044
Moneysupermarket.com Group PLC	143,528	422,553
Moonpig Group PLC (a)	60,150	89,358
Morgan Advanced Materials PLC	77,392	299,596
Morgan Sindall PLC	11,555	233,912
National Express Group PLC Class L (a)	143,226	235,199
NCC Group Ltd.	83,600	193,558
Network International Holdings PLC (a)(d)	137,222	446,281
Next Fifteen Communications Group PLC	22,395	276,649
Ninety One PLC	108,307	264,516
OSB Group PLC	119,700	805,006
Oxford BioMedica PLC (a)	19,501	102,418
Oxford Nanopore Technologies Ltd. (a)	91,039	265,442
Pagegroup PLC	88,597	498,293
Pan African Resources PLC	423,483	88,233
Pantheon Resources PLC (a)(c)	196,540	121,516
Paragon Banking Group PLC	65,723	486,970
Pennon Group PLC	70,538	797,883
Pets At Home Group PLC	134,364	583,753
Polar Capital Holdings PLC	19,290	123,189
Premier Foods PLC	176,040	243,075
Primary Health Properties PLC	341,157	471,487
Provident Financial PLC	66,308	191,290
PZ Cussons PLC Class L	63,111	168,840
QinetiQ Group PLC	157,408	704,051
Quilter PLC (d)	357,603	424,470
Rank Group PLC (a)	61,199	68,282
Rathbone Brothers PLC	16,357	421,464
Reach PLC	81,856	91,884
Redde Northgate PLC	59,952	320,777
Redrow PLC	80,276	512,161
Renewi PLC (a)	21,788	175,942
Renishaw PLC	9,792	476,122
Restore PLC	33,500	122,662
Rightmove PLC	225,910	1,641,438
Rotork PLC	232,911	913,119
RS GROUP PLC	127,798	1,481,024
RWS Holdings PLC	85,382	396,421
S4 Capital PLC (a)	76,695	206,883
Safestore Holdings PLC	57,405	711,964
Savills PLC	39,540	475,526
Senior Engineering Group PLC	113,634	213,783
Serco Group PLC	322,736	580,514
Serica Energy PLC	55,789	174,012
Shaftesbury PLC	51,774	251,233
SIG PLC (a)	186,419	80,324
Smart Metering Systems PLC	34,549	370,565
Softcat PLC	34,975	520,014
Solgold PLC (a)	296,072	59,059
Spectris PLC	28,563	1,126,845
Spire Healthcare Group PLC (a)(d)	75,830	227,173
Spirent Communications PLC	164,924	446,098
SSP Group PLC (a)	216,770	692,164
SThree PLC	34,095	178,224
Supermarket Income (REIT) PLC	335,174	397,517
Synthomer PLC	101,823	195,705
Target Healthcare (REIT) PLC	168,479	168,245
Tate & Lyle PLC	108,457	1,006,845
TBC Bank Group PLC	11,162	327,514
Team17 Group PLC (a)	29,660	171,862
Telecom Plus PLC	17,159	422,666
The PRS REIT PLC	141,784	159,067
The Weir Group PLC	70,310	1,544,668
THG PLC (a)	197,021	140,832
TI Fluid Systems PLC (d)	92,146	135,187
TORM PLC	7,884	199,442
Trainline PLC (a)(d)	129,389	452,710
Travis Perkins PLC	57,550	720,148
Tritax Big Box REIT PLC	507,572	974,934
Trustpilot Group PLC (a)(d)	59,838	75,616
Tullow Oil PLC (a)	313,339	139,609
Tyman PLC	53,365	171,057
Unite Group PLC	92,065	1,131,618
Urban Logistics REIT PLC	127,103	224,863
Vesuvius PLC	58,908	297,035
Victoria PLC (a)(c)	17,340	97,054
Victrex PLC	23,227	526,605
Virgin Money UK PLC	347,997	827,810
Vistry Group PLC	93,784	860,803
Volex PLC	32,796	103,103
Volution Group PLC	53,247	247,484
Warehouse (REIT) PLC	110,545	144,190
Watches of Switzerland Group PLC (a)(d)	65,021	759,928
WH Smith PLC	35,417	696,657
Wickes Group PLC	70,941	133,026
Wincanton PLC	33,816	123,403
Workspace Group PLC	39,124	243,582
YouGov PLC	28,894	347,670
Young & Co.'s Brewery PLC Class A	6,771	86,148
TOTAL UNITED KINGDOM		94,311,279
United States of America - 0.1%
Coronado Global Resources, Inc. unit (d)	205,092	297,157
Fiverr International Ltd. (a)	8,436	312,891
Nano-X Imaging Ltd. (a)(c)	10,353	95,455
TDCX, Inc. ADR (a)	5,832	76,866
TOTAL UNITED STATES OF AMERICA		782,369
TOTAL COMMON STOCKS (Cost $846,240,999)		700,437,066

Nonconvertible Preferred Stocks - 0.3%
	Shares	Value ($)
Germany - 0.3%
Draegerwerk AG & Co. KGaA (non-vtg.)	2,377	106,209
Einhell Germany AG	446	75,058
Fuchs Petrolub AG	18,739	745,212
Jungheinrich AG	12,968	512,609
Sixt SE Preference Shares	4,474	339,501
Sto SE & Co. KGaA	697	116,844
TOTAL GERMANY		1,895,433
Italy - 0.0%
Danieli & C. Officine Meccaniche SpA	11,010	204,918
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,295,775)		2,100,351

Government Obligations - 0.1%
	Principal Amount (e)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (f) (Cost $490,622)	500,000	490,613

Money Market Funds - 4.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (g)	5,677,455	5,678,590
Fidelity Securities Lending Cash Central Fund 4.38% (g)(h)	22,627,780	22,630,042
TOTAL MONEY MARKET FUNDS (Cost $28,308,632)		28,308,632

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $877,336,028)	731,336,662
NET OTHER ASSETS (LIABILITIES) - (2.5)% (i)	(17,722,029)
NET ASSETS - 100.0%	713,614,633

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	111	Mar 2023	11,760,450	670,755	670,755

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,193,785 or 3.8% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $490,613.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Includes $7,368 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	5,135,838	30,305,448	29,762,696	51,766	-	-	5,678,590	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	21,280,639	18,731,844	17,382,441	202,262	-	-	22,630,042	0.1%
Total	26,416,477	49,037,292	47,145,137	254,028	-	-	28,308,632

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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